N-2	Feb. 02, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002061357
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Inv Company Type	N-2
Investment Company Act File Number	333-288649
Document Type	N-2/A
Investment Company Act Registration	true
Entity Registrant Name	Guggenheim Investments Private Credit Fund
Entity Address, Address Line One	330 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(800)
Local Phone Number	345-7999
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	false
Business Development Company [Flag]	true
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class S	Class D	Class I
	Shares	Shares	Shares
Shareholder transaction expenses (fees paid directly from
your investment)
Maximum Sales Load(1)	—	—	—
Maximum Early Repurchase Deduction(2)	2.00%	2.00%	2.00%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable
to our Common Shares)(3)
Base management fees(4)	1.25%	1.25%	1.25%
Incentive fees(5)	—	—	—
Shareholder servicing and/or distribution fees(6)	0.85%	0.25%	—
Interest payment on borrowed funds(7)	7.94%	7.94%	7.94%
Acquired Fund Fees and Expenses(8)	0.00%	0.00%	0.00%
Other expenses(9)	1.02%	1.02%	1.02%
Total annual expenses	11.06%	10.46%	10.21%

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

     We have provided an example of the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical $1,000 investment in each class of our Common Shares. In calculating the following expense amounts, we have assumed that: (1) our annual operating expenses and offering expenses remain at the levels set forth in the table above, except to reduce annual expenses upon completion of organization and offering expenses, (2) the annual return before fees and expenses is 5.0%, (3) the net return after payment of fees and expenses is distributed to shareholders and reinvested at NAV and (4) your financial intermediary does not directly charge you transaction or other fees.

Class S shares
Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment,
assuming a 5.0% annual return from net investment income:	$107	$298	$467	$810
Total expenses assuming a 5.0% annual return solely from net
realized capital gains:	$113	$312	$487	$832

Class D shares
Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment,
assuming a 5.0% annual return from net investment income:	$102	$284	$448	$786
Total expenses assuming a 5.0% annual return solely from net
realized capital gains:	$107	$299	$468	$810

Class I shares
Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment,
assuming a 5.0% annual return from net investment income:	$99	$278	$440	$776
Total expenses assuming a 5.0% annual return solely from net
realized capital gains:	$105	$293	$460	$801

While the examples assume a 5.0% annual return on investment before fees and expenses, our performance will vary and may result in an annual return that is greater or less than this. These examples should not be considered a representation of your future expenses. If we achieve sufficient returns on our investments to trigger a quarterly incentive fee on income and/or if we achieve net realized capital gains in excess of 5.0%, both our returns to our shareholders and our expenses would be higher. See “Investment Advisory Agreement and Administration Agreement” for information concerning incentive fees.

Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in Common Shares will bear, directly or indirectly. Other expenses are estimated and may vary. Actual expenses may be greater or less than shown.

	Class S	Class D	Class I
	Shares	Shares	Shares
Shareholder transaction expenses (fees paid directly from
your investment)
Maximum Sales Load(1)	—	—	—
Maximum Early Repurchase Deduction(2)	2.00%	2.00%	2.00%
Annual expenses (as a percentage of net assets attributable
to our Common Shares)(3)
Base management fees(4)	1.25%	1.25%	1.25%
Incentive fees(5)	—	—	—
Shareholder servicing and/or distribution fees(6)	0.85%	0.25%	—
Interest payment on borrowed funds(7)	7.94%	7.94%	7.94%
Acquired Fund Fees and Expenses(8)	0.00%	0.00%	0.00%
Other expenses(9)	1.02%	1.02%	1.02%
Total annual expenses	11.06%	10.46%	10.21%

(1)	No upfront sales load will be paid with respect to Class S shares, Class D shares or Class I shares, however, if you buy Class S shares or Class D shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 1.5% cap on NAV for Class D shares and 3.5% cap on NAV for Class S shares. Pursuant to separate agreements with such financial intermediaries, during the first six months following the date on which the Fund breaks escrow for this offering (i.e., the “Waiver Period”), the Adviser will bear the cost of any transaction or other fees, including upfront fees or brokerage commissions, that such financial intermediaries may charge you when purchasing our Common Shares. Selling agents will not charge such fees on Class I shares. Please consult your selling agent for additional information.
(2)	Under our share repurchase program, to the extent we offer to repurchase Common Shares in any particular quarter, we expect to repurchase Common Shares at a price equal to the NAV per share, except that Common Shares that have not been outstanding for at least one year will be subject to the Early Repurchase Deduction. The one-year holding period will be satisfied if at least one year has elapsed from (a) the issuance date of the applicable Common Shares to (b) the subscription date immediately following the Valuation Date used in the repurchase of such Common Shares. The Early Repurchase Deduction may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder; in the event that a shareholder’s Common Shares are repurchased because the shareholder has failed to maintain the $500 minimum account balance; and due to trade or operational error. In addition, the Fund’s Common Shares are sold to certain feeder vehicles primarily created to hold the Fund’s Common Shares that in turn offer interests in such feeder vehicles to non-U.S. persons. For such feeder vehicles and similar arrangements in certain markets, the Fund will not apply the Early Repurchase Deduction to the feeder vehicles or underlying investors, often because of administrative or systems limitations. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.
(3)	The average net assets employed as the denominator for expense ratio computation is $500 million.
(4)	The base management fee paid to our Adviser is calculated at an annual rate of 1.25% on of the value of our net assets as of the beginning of the first calendar day of the applicable month. The Adviser has agreed to waive its management fee during the Waiver Period, which is the six month period following the date on which the Fund breaks escrow for this offering. The longer an investor holds shares of our common stock during this period, the longer such investor will receive the benefit of the Waiver Period. The effect of this waiver is not reflected in the table above. The fees waived during the Waiver Period will not be subject to recoupment by the Adviser.
(5)

We may have capital gains and investment income that could result in the payment of an incentive fee in the first year of investment operations. The incentive fees, if any, are divided into two parts:

The first part of the incentive fee is based on income, whereby we will pay the Adviser quarterly in arrears 12.5% of our Pre-Incentive Fee Net Investment Income Returns (as defined below) for each calendar quarter subject to a 5.0% annualized hurdle rate, with a catch-up.

The second part of the incentive fee is based on realized capital gains, whereby we will pay the Adviser at the end of each calendar year in arrears 12.5% of cumulative realized capital gains from inception through the end of such calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid incentive fee on capital gains.

As we cannot predict whether we will meet the necessary performance targets, we have assumed no incentive fee for this chart. We expect the incentive fees we pay to increase to the extent we earn greater income or generate capital gains through our investments in portfolio companies. If we achieved an annualized total return of 5.0% for each quarter made up entirely of net investment income, no incentive fees would be payable to the Adviser because the hurdle rate was not exceeded. If instead we achieved a total return of 5.0% in a calendar year made up of entirely realized capital gains net of all realized capital losses and unrealized capital depreciation, an incentive fee equal to 0.63% of our net assets would be payable. See “Investment Advisory Agreement and Administration Agreement” for more information concerning the incentive fees.

(6)	Subject to FINRA limitations on underwriting compensation, we will also pay the following shareholder servicing and/or distribution fees to the Intermediary Manager: (a) for Class S shares, a shareholder servicing and/or distribution fee equal to 0.85% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class S shares and (b) for Class D shares only, a shareholder servicing and/or distribution fee equal to 0.25% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class D shares, in each case, payable monthly. The distribution and servicing expenses borne by the participating brokers may be different from and substantially less than the amount of shareholder servicing and/or distribution fees charged. All or a portion of the shareholder servicing and/ or distribution fee may be used to pay for sub-transfer agency, sub-accounting and certain other administrative services. The Fund also may pay for these sub-transfer agency, sub-accounting and certain other administrative services outside of the shareholder servicing and/or distribution fees and its Distribution and Servicing Plan. No shareholder servicing and/ or distribution fees will be paid with respect to the Class I shares. The total amount that will be paid over time for other underwriting compensation depends on the average length of time for which shares remain outstanding, the term over which such amount is measured and the performance of our investments. We will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of Class I shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering. In addition, consistent with the anticipated exemptive relief allowing us to offer multiple classes of shares, at the end of the month in which the Intermediary Manager in conjunction with the transfer agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to the shares held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such shares (or a lower limit as determined by the Intermediary Manager or the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares in such shareholder’s account. Compensation paid with respect to the shares in a shareholder’s account will be allocated among each share such that the compensation paid with respect to each individual share will not exceed 10% of the offering price of such share. We may modify this requirement in a manner that is consistent with applicable exemptive relief. There is no assurance that such exemptive relief will be granted by the SEC. At the end of such month, the Class S shares or Class D shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares), with an equivalent aggregate NAV as such Class S or Class D shares. See “Plan of Distribution” and “Use of Proceeds.” The total underwriting compensation and total organization and offering expenses will not exceed 10% and 15%, respectively, of the gross proceeds from this offering.
(7)	We may borrow funds to make investments, including before we have fully invested the proceeds of this continuous offering. To the extent that we determine it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The figure in the table assumes that we borrow for investment purposes an amount equal to 125% of our weighted average net assets, and that the average annual cost of borrowings, including the amortization of cost associated with obtaining borrowings and unused commitment fees, on the amount borrowed is currently estimated to be 6.35%. Our ability to incur leverage depends, in large part, on the availability of financing in the market.
(8)	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. The Fund may invest in BDCs or registered investment companies advised by the Adviser. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund.
(9)	“Other expenses” include accounting, legal and auditing fees, reimbursement of expenses to our Administrator, organization and offering expenses and fees payable to our Trustees. Other expenses represent the estimated annual other expenses of the Fund based on other expenses for the fiscal year ending December 31, 2026.

Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to our Common Shares
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	We were formed on March 6, 2025, as a Delaware statutory trust. We were organized to invest primarily in originated loans and other securities, including broadly syndicated loans, of U.S. private companies.

     We intend to elect to be regulated as a BDC under the 1940 Act. We also intend to elect to be treated, and intend to qualify annually thereafter, as a RIC under Subchapter M of the Code. As a BDC and a RIC, we are required to comply with certain regulatory requirements.

     The Fund will seek to meet its investment objectives by investing in a portfolio consisting primarily of highly negotiated debt investments in middle market and upper-middle market companies, consisting of loans (primarily senior secured) but also including bonds and other debt instruments, along with associated equity kickers (i.e., a financial incentive in the form of a warrant or option, usually attached to a debt instrument, that grants the lender, such as the Fund, a share of the borrower’s equity), securities with equity-like characteristics and other equity investments. The term “middle market” refers to borrowers with EBITDA less than $75 million and “upper-middle market” generally refers to borrowers with EBITDA between $75 million and $250 million of EBITDA. Our investment strategy also includes an allocation to more liquid credit investments such as broadly syndicated loans and corporate bonds. We intend to use these investments to maintain liquidity for our share repurchase program and manage cash before investing subscription proceeds into originated loans, while also seeking attractive investment returns.

     The Fund will target private debt investments in a variety of transactions, including leveraged buyouts, refinancings, acquisitions, secondary transactions, recapitalizations and later-stage growth financings.

     Our investment strategy also includes an allocation to more liquid credit investments such as broadly syndicated loans and corporate bonds. We intend to use these investments to maintain liquidity for our share repurchase program and manage cash before investing subscription proceeds into originated loans, while also seeking attractive investment returns. After we have invested a significant portion of our proceeds from this offering, under normal circumstances, we expect that a significant portion (i.e., up to approximately 25%) of our investments in non-broadly syndicated loans may have a payment-in-kind (“PIK”) component, and the target effective interest rate, including from PIK interest, after accounting for all associated costs (i.e., “all-in margins”) of our non-broadly syndicated loans are between approximately 4.50% and 6.00%. Under normal circumstance, our target discount rates for the original issue discount (“OID”) instruments in which we may invest are between 0% to 2.00%.

     Guggenheim intends to utilize the same credit-intensive, bottom-up research approach with respect to the Fund that is the foundation of Guggenheim’s fundamental fixed income investing. For the Fund, Guggenheim will seek to invest in growing businesses that have demonstrated durable competitive advantages with capable and honest management. We believe these companies generally possess distinguishing business characteristics such as a leading competitive position in a well-defined market niche, unique brands, sustainable profitability and cash flow, experienced management and well-defined managerial controls. A critical criterion for selecting investments is preservation of invested capital. Accordingly, Guggenheim will generally seek to invest in situations where it believes the EV of a company comfortably exceeds the value of a given debt claim within the company’s capital structure (e.g., first lien bank debt, second lien bank debt or unsecured debt). Guggenheim defines the EV of a company as all debt (implicit or explicit) plus the value of all equity securities less cash and cash equivalents. Guggenheim also believes that the amount of discount relative to EV at the time of investment (i.e., low loan to value ratio) is a critical factor in generating returns primarily from income and secondarily from capital appreciation. Guggenheim has consistently originated transactions with an LTV at 65% or below.

     With the goal of supporting our investment strategy, Guggenheim has developed a disciplined investment process, which includes substantial due diligence, collaborative discussions, detailed financial models and thorough Investment Committee review. In addition, Guggenheim’s investment professionals monitor portfolio companies through financial reviews, industry analysis and regular discussions with management, ownership and industry participants.

      Our investment objectives may be changed without prior shareholder approval.

     Our investments are subject to a number of risks, including risks related to potential concentration in the software industry. Such a concentration can be amended at the discretion of the Fund and the Adviser. See “Risk Factors.”

Effects of Leverage [Text Block]	To seek to enhance our returns, we use and continue to expect to use leverage as market conditions permit and at the discretion of the Adviser, but in no event will leverage employed exceed the limitations set forth in the 1940 Act. As a BDC, we generally are required to meet a coverage ratio of total assets to total borrowings and other senior securities, which include all of our borrowings and any preferred shares that we may issue in the future, of at least 150%. While we intend to target a leverage ratio of 1.25x to 1.50x debt-to-equity, this limitation will not prevent us from incurring additional leverage or otherwise exceeding such leverage ratio to the full extent permissible under the 1940 Act. We use and continue to expect to use leverage in the form of borrowings, including loans from certain financial institutions and issuances of debt securities. We may also use leverage in the form of the issuance of preferred shares or by using reverse repurchase agreements or similar transactions and derivatives, including credit default swaps. In determining whether to borrow money, we will analyze the maturity, covenant package and rate structure of the proposed borrowings, as well as the risks of such borrowings compared to our investment outlook. Any such leverage, if incurred, would be expected to increase the total capital available for investment by the Fund. Additionally, some of our portfolio companies may be highly leveraged, which may have adverse consequences to these companies and to us as an investor.
Risks Relating To Our Business [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Our ability to achieve our investment objectives depends on the Adviser’s ability to manage and support our investment process. If the Adviser were to lose a significant number of its key professionals, or terminate the Investment Advisory Agreement, our ability to achieve our investment objectives could be significantly harmed.

     We do not have employees. Additionally, we have no internal management capacity other than our appointed executive officers and are dependent upon the investment expertise, skill and network of business contacts of our Adviser to achieve our investment objectives. Our Adviser evaluates, negotiates, structures, executes, monitors and services our investments. Our success will depend to a significant extent on the continued service and coordination of our Adviser, including its key professionals. The departure of a significant number of key professionals from Guggenheim could have a material adverse effect on our ability to achieve our investment objectives.

     Our ability to achieve our investment objectives also depends on the ability of our Adviser to identify, analyze, invest in, finance and monitor companies that meet our investment criteria. Our Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to us, and facilitating access to financing on acceptable terms depend on the involvement of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve our investment objectives, our Adviser may need to retain, hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process. Our Adviser may not be able to find qualified investment professionals in a timely manner or at all. Any failure to do so could have a material adverse effect on our business, financial condition and results of operations.

     In addition, the Investment Advisory Agreement has termination provisions that allow the agreement to be terminated, without payment of any penalty, by us upon 60 days’ notice. In addition, the Adviser may terminate the Investment Advisory Agreement upon 120 days’ written notice, without payment of any penalty. The termination of the Investment Advisory Agreement may adversely affect the quality of our investment opportunities and it may be difficult for the Fund to replace the Adviser.

We are dependent on key personnel

     We depend on the diligence, skill, experience, network of business contacts and continued services of our investment team and other key management personnel. There can be no assurances that such personnel will continue to provide investment services to the Fund. If the Fund were to lose any of these investment management personnel or other key management personnel it could limit the Fund's ability to achieve its investment objectives and operate as anticipated, which could in turn have a negative effect on the Fund's investment performance.

We have no prior operating history and there is no assurance that we will achieve our investment objective.

     The Fund is a newly formed vehicle and has no operating history. The Fund is subject to all of the business risks and uncertainties associated with any new fund, including the risk that it could not achieve its investment objectives and that the value of an investment in the Fund could decline substantially (or entirely). On any given investment, loss of principal is possible.

Because our business model depends to a significant extent upon relationships with corporations, financial institutions and investment firms, the inability of the Adviser to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect our business.

     We expect that Guggenheim will depend on its relationships with corporations, financial institutions and investment firms, and we rely indirectly to a significant extent upon these relationships to provide us with potential investment opportunities. If Guggenheim fails to maintain its existing relationships, or develop new relationships or sources of investment opportunities, we may not be able to grow our investment portfolio. In addition, individuals with whom Guggenheim has relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.

We may face increasing competition for investment opportunities, which could delay further deployment of our capital, reduce returns and result in losses.

     We may compete for investments with other BDCs and investment funds (including registered investment companies, private equity funds and private credit funds), as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, continue to increase their investment focus in our target market of privately-owned U.S. companies. Moreover, we have experienced, and may continue to experience, increased competition from banks and investment vehicles who may continue to lend to the middle market, including lending activity in our target market of privately-owned U.S. companies. Additionally, the Federal Reserve and other bank regulators may periodically provide incentives to U.S. commercial banks to originate more loans in the middle market for private companies. As a result of these new entrants and regulatory incentives, competition for investment opportunities in privately-owned U.S. companies may intensify. Many of our competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments than we have. These characteristics could allow our competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than we are able to do.

     We may lose investment opportunities if we do not match our competitors’ pricing, terms and investment structure criteria. If we are forced to match these competitors’ investment terms criteria, we may not be able to achieve acceptable returns on our investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of our competitors in this target market could force us to accept less attractive investment terms. Furthermore, many of our competitors are not subject to the regulatory restrictions that the 1940 Act imposes on us as a BDC or the source of income, asset diversification and distribution requirements we must satisfy to maintain our RIC status under Subchapter M of the Code. The competitive pressures we face, and the manner in which we react or adjust to these competitive pressures, may have a material adverse effect on our business, financial condition, results of operations, effective yield on investments, investment returns, leverage ratio and cash flows. As a result of this competition, we may not be able to take advantage of attractive investment opportunities from time to time. Also, we may not be able to identify and make investments that are consistent with our investment objectives.

For expedited transactions, the information available to the Adviser could be limited.

     Investment analyses and decisions by the Adviser could be undertaken on an expedited basis in order for the Fund to take advantage of investment opportunities. In such cases, information available to the Adviser at the time of an investment decision could be limited, and the Adviser could not have access to the detailed information that is necessary for a full evaluation of the investment opportunity. In addition, the Adviser could rely upon independent consultants in connection with the evaluation of proposed investments. There can be no assurance that these consultants will accurately evaluate such investments. Further, the Fund could conduct its due diligence activities in a very brief period and could assume the risks of obtaining certain consents or waivers under contractual obligations. While the Adviser expects to negotiate purchase price adjustments, termination rights and other protections with respect to such risks, such rights could not be available or, if available, the Adviser could elect not to exercise them.

The amount of any distributions we may make is uncertain. We may not be able to pay distributions or be able to sustain distributions at any particular level, and our distributions per share may not grow over time or may decline. We have not established any limit on the extent to which we may use borrowings, if any, or offering proceeds to fund distributions (which may reduce the amount of capital we ultimately invest in portfolio companies).

     We expect to pay distributions out of assets legally available for distribution based on our investment performance. However, we cannot assure you that we will achieve investment results that will allow us to make a consistent targeted level of cash distributions or year-to-year increases in cash distributions. Our ability to pay distributions might be adversely affected by the impact of the risks described in this prospectus. In addition, the inability to satisfy the asset coverage test applicable to us as a BDC can limit our ability to pay distributions. Distributions from offering proceeds or from borrowings could also reduce the amount of capital we ultimately invest in interests of portfolio companies. We cannot assure you that we will pay distributions to our shareholders in the future.

Our distributions may exceed our taxable earnings and profits. Therefore, portions of the distributions that we pay may represent a return of capital to you, which will lower your tax basis in your Common Shares, which may cause you to experience increases in capital gains in subsequent sales of your Common Shares, and reduce the amount of funds we have for investment in portfolio companies.

     In the event that we encounter delays in locating suitable investment opportunities, we may pay our distributions from offering proceeds or from borrowings in anticipation of future cash flow, which may constitute a return of your capital and will lower your tax basis in your Common Shares, which may cause you to experience increases in capital gains in subsequent sales of your Common Shares. Distributions from offering proceeds or from borrowings also could reduce the amount of capital we ultimately have available to invest in interests of portfolio companies.

A significant portion of our investment portfolio will be recorded at fair value as determined in good faith in accordance with procedures established by our Board of Trustees and, as a result, there is and will be uncertainty as to the value of our portfolio investments.

     As a BDC, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined in accordance with procedures established by our Board of Trustees. There is not a public market or active secondary market for many of the securities of the privately-held companies in which we intend to invest. The majority of our investments may not be publicly traded or actively traded on a secondary market but, instead, may be traded on a privately-negotiated, over-the-counter secondary market for institutional investors, if at all. As a result, we will value a significant portion of these securities at fair value as determined in good faith in accordance with procedures established by our Board of Trustees.

     The determination of fair value, and thus the amount of unrealized gains or losses we may recognize in any year, is to a degree subjective, and our Adviser has a conflict of interest in making recommendations of fair value. We will value these securities at fair value as determined in good faith in accordance with procedures established by our Board of Trustees and based on input from our Adviser and our Audit Committee. Our Board of Trustees may utilize the services of independent third-party valuation firms to aid it in determining the fair value of any securities and generally expects to do so with respect to Level 3 assets on a quarterly basis. The types of factors that may be considered in determining the fair values of our investments include the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings, the markets in which the portfolio company does business, comparison to publicly-traded companies, discounted cash flow, current market interest rates and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, the valuations may fluctuate significantly over short periods of time due to changes in current market conditions. The determinations of fair value in accordance with procedures established by our Board of Trustees may differ materially from the values that would have been used if an active market and market quotations existed for these investments. Our NAV could be adversely affected if the determinations regarding the fair value of our investments were materially higher than the values that we ultimately realize upon the disposal of such investments.

We are dependent on information systems and system failures could significantly disrupt our business, which may, in turn, negatively affect our liquidity, financial condition or results of operations.

     Our business is dependent on our third parties’ communications and information systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service provider, could cause delays or other problems in our activities. Our financial, accounting, data processing, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond our control. There could be:

•	sudden electrical or telecommunications outages;
•	natural disasters such as earthquakes, wildfires, tornadoes and hurricanes;
•	disease pandemics;
•	events arising from local or larger scale political or social matters, including terrorist acts; and
•	cyber-attacks.

     These events, in turn, could have a material adverse effect on our operating results and negatively affect the NAV of our Common Shares and our ability to pay dividends to our shareholders.

Cyber Security Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity risks and cyber incidents may adversely affect our business by causing a disruption to our operations, a compromise or corruption of our confidential information and/or damage to our business relationships, all of which could negatively impact our business, results of operations or financial condition.

     A cyber incident is considered to be any adverse event that threatens the confidentiality, integrity or availability of our information resources. These incidents may be an intentional attack or an unintentional event and could involve gaining unauthorized access to our information systems for purposes of misappropriating assets, stealing confidential information, corrupting data or causing operational disruption. The result of these incidents may include disrupted operations, misstated or unreliable financial data, liability for stolen information, misappropriation of assets, increased cybersecurity protection and insurance costs, litigation and damage to our business relationships. Any such attack could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect our business, financial condition or results of operations. In addition, we may be required to expend significant additional resources to modify our protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. We face risks posed to our information systems, both internal and those provided to us by third-party service providers. We, Guggenheim and its affiliates have implemented processes, procedures and internal controls to help mitigate cybersecurity risks and cyber intrusions, but these measures, as well as our increased awareness of the nature and extent of a risk of a cyber incident, may be ineffective and do not guarantee that a cyber incident will not occur or that our financial results, operations or confidential information will not be negatively impacted by such an incident.

     Third parties with which we do business (including those that provide services to us) may also be sources or targets of cybersecurity or other technological risks. We outsource certain functions and these relationships allow for the storage and processing of our information and assets, as well as certain investor, counterparty, employee and borrower information. While we engage in actions to reduce our exposure resulting from outsourcing, ongoing threats may result in unauthorized access, loss, exposure or destruction of data, or other cybersecurity incidents, with increased costs and other consequences, including those described above. Privacy and information security laws and regulation changes, and compliance with those changes, may also result in cost increases due to system changes and the development of new administrative processes.

Unrealized Loss Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution.

     As a BDC, we are required to carry our investments at market value or, if no market value is ascertainable, at fair value as determined in good faith in accordance with procedures established by our Board of Trustees. Decreases in the market values or fair values of our investments relative to amortized cost will be recorded as unrealized depreciation. Any unrealized losses in our loan portfolio could be an indication of a portfolio company’s inability to meet its repayment obligations to us with respect to the affected loans. This could result in realized losses in the future and ultimately in reductions of our income available for distribution in future periods. In addition, decreases in the market value or fair value of our investments will reduce our NAV.

Changing Policies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our Board of Trustees may change our operating policies and strategies without prior notice or shareholder approval, the effects of which may be adverse to our shareholders.

     Our Board of Trustees has the authority to modify or waive our current operating policies, investment criteria and strategies without prior notice and without shareholder approval. We cannot predict the effect any changes to our current operating policies, investment criteria and strategies would have on our business, NAV, operating results and the value of our Common Shares. However, the effects might be adverse, which could negatively impact our ability to pay you distributions and cause you to lose all or part of your investment. Moreover, we will have significant flexibility in investing our capital and we may invest our capital in ways that our investors may not agree with.

Limited Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Certain investment analysis and decisions by the Adviser may be undertaken with limited information.

     Given the nature of our investments, the same level of information that would exist for a publicly-traded company may not be available to the Adviser. Therefore, at times, the Adviser may be forced to make investment decisions with limited information regarding factors that may adversely affect an investment.

Law Or Regulation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in laws or regulations governing our operations may adversely affect our business or cause us to alter our business strategy.

     Changes in law or regulations could adversely affect the value of investments held by the Fund, affect the ability of the Fund to pursue its investment strategy, and increase the amount of fees or expenses borne by the Fund and shareholders indirectly. The time and attention as well as the financial costs associated with compliance with such laws or regulations could divert the Adviser’s resources away from managing the Fund’s investment program, which could adversely affect both the Fund and its portfolio investments. Similarly, the cost of new compliance obligations attributable to the Fund—such as the costs associated with quarterly reporting or audit requirements—will increase the financial burden on the Fund to the extent those costs are treated as Fund expenses and could reduce shareholder distributions. Further, the impact of such rules or regulations is uncertain and could become subject to increased uncertainty in the event the rules are challenged in court by industry groups or other market participants. Any legal or regulatory uncertainty with respect to these or other rules is likely to result in a diversion of the Adviser’s time and resources as well as expose the Adviser to regulatory risk, all of which in turn could negatively impact the Fund and its investments.

     Changes in federal policy, including tax policies, and at regulatory agencies occur over time through policy and personnel changes following elections, which lead to changes involving the level of oversight and focus on the financial services industry or the tax rates paid by corporate entities. The nature, timing and economic effects of potential changes to the current legal and regulatory framework affecting financial institutions remain highly uncertain. Future changes could adversely affect the Fund’s operating environment and therefore the Fund’s business, financial condition and results of operations. Further, an extended federal government shutdown resulting from failing to pass budget appropriations, adopt continuing funding resolutions, or raise the debt ceiling, and other budgetary decisions limiting or delaying deferral government spending, could negatively impact U.S. or global economic conditions, including corporate and consumer spending, and liquidity of capital markets. There can be no assurance that any changes in laws, regulations or governmental policy will not have an adverse impact on the Fund and its investments, including the ability of the Fund and its ability to execute its investment objectives and to receive attractive returns.

     In addition, changes in U.S. social, political, regulatory and economic conditions or in laws and policies governing foreign trade, manufacturing, development and investment in the territories and countries where the Fund could invest, and any negative sentiments towards the United States as a result of such changes, could adversely affect the performance of the Fund’s portfolio investments. Furthermore, negative sentiments toward the United States among non-U.S. customers and among non-U.S. employees or prospective employees could adversely affect sales or hiring and retention, respectively, of the Fund’s portfolio investments.

     While the Fund intends to invest in companies and other entities that seek to comply with applicable laws and regulations, the laws and regulations relating to certain industries are complex, could be ambiguous or could lack clear judicial or regulatory interpretive guidance. An adverse review or determination by any applicable judicial or regulatory authority of any such law or regulation, or an adverse change in applicable regulatory requirements or reimbursement programs, could have a material adverse effect on the operations and/or financial performance of the companies in which the Fund invests.

     In this regard, there is significant uncertainty with respect to legislation, regulation and government policies at the federal level, as well as at the state and local government levels. Such changes could differ materially from our strategies and plans as set forth in this prospectus and may shift our investment focus from the areas of expertise of Guggenheim. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment.

Quarterly Fluctuations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may experience fluctuations in our quarterly results.

     We could experience fluctuations in our quarterly operating results due to a number of factors, including our ability or inability to make investments in companies that meet our investment criteria, the interest rate payable and default rates on the debt securities we acquire, the level of our expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. These occurrences could have a material adverse effect on our results of operations, the value of your investment in us and our ability to pay distributions to you and our other shareholders.

Litigation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may be subject to litigation from time to time.

     In the ordinary course of its business, the Fund could be subject to litigation from time to time. The outcome of such proceedings could materially adversely affect the value of the Fund’s investments and could continue without resolution for long periods of time. Any litigation could consume substantial amounts of the Adviser’s and its personnel’s time and attention, and that time and the devotion of these resources to litigation could, at times, be disproportionate to the amounts at stake in the litigation.

Global Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Global capital markets could enter a period of severe disruption and instability. These conditions have historically affected and could again materially and adversely affect debt and equity capital markets in the United States and around the world and could negatively impact our business, financial condition and results of operations.

     Market and macro-economic disruptions may, in the future, affect the U.S. capital markets, which could adversely affect our business and that of our portfolio companies. These market disruptions may also affect the broader financial and credit markets and may reduce the availability of debt and equity capital for the market as a whole and to financial firms, in particular. At various times, these macro-disruptions have resulted in, and may in the future result in, a lack of liquidity in parts of the debt capital markets, significant write-offs in the financial services sector and the repricing of credit risk. These conditions may reoccur for a prolonged period of time again or materially worsen in the future, including as a result of further downgrades to the U.S. government’s sovereign credit rating or the perceived credit worthiness of the United States or other large global economies. Unfavorable macro-economic conditions, including future recessions, also could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us. We may in the future have difficulty accessing debt and equity capital on attractive terms, or at all, and a severe disruption and instability in the global financial markets or deteriorations in credit and financing conditions may cause us to reduce the volume of loans we originate and/or fund, adversely affect the value of our portfolio investments or otherwise have a material adverse effect on our business, financial condition, results of operations and cash flows. There has been ongoing discussion and commentary regarding potential significant changes to U.S. trade policies, treaties and tariffs. The current U.S. presidential administration, along with the U.S. Congress, has created significant uncertainty about the future relationship between the United States and other countries with respect to trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. The spread of an epidemic or pandemic and efforts to contain it may result in severe disruptions to financial markets, supply chains, availability of raw materials, goods, and services. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty and adversely affect the value of our investments and our overall performance. Any of these factors could depress economic activity and restrict our portfolio companies’ access to suppliers or customers and have a material adverse effect on their business, financial condition and results of operations, which in turn would negatively impact us.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Our investments are subject to credit risk.

     One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that a borrower will be unable or unwilling to make principal and interest payments on its outstanding debt obligations when due. The Fund’s returns to shareholders would be adversely impacted if a borrower to which the Fund lends becomes unable to make such payments when due. While the Fund will generally target investments it believes are able to repay their indebtedness, these entities could still present a high degree of business and credit risk. Entities in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their businesses, a change in the competitive environment or the continuation or worsening of any economic and financial market downturns and dislocations. As a result, entities that the Fund expected to be stable or improve could operate, or expect to operate, at a loss or have significant variations in operating results, could require substantial additional capital to support their operations or maintain their competitive position, or could otherwise have a weak financial condition or experience financial distress.

Portfolio Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Our investments in portfolio companies may be risky and we could lose all or part of our investment.

     We intend to pursue a strategy focused on investing primarily in the debt of privately-owned U.S. companies, with a focus on originated transactions sourced through the networks of our Adviser. The following are risks associated with our investments:

•	Senior Secured Loans, Senior Unsecured Loans and Second Lien Loans. Senior loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral. When we invest in senior secured term loans and second lien loans, we generally seek to take a security interest in the available assets of these portfolio companies, including the equity interests of their subsidiaries. We expect this security interest to help mitigate the risk that we will not be repaid. However, there is a risk that the collateral securing our loans may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise, and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. Also, in some circumstances, with respect to our second lien loans, our security interest could be subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that we will receive principal and interest payments according to the loan’s terms, or at all, or that we will be able to collect on the loan should we be forced to enforce our remedies.

Senior unsecured loans are structured as loans that are not subordinate in right of payment to any other debt incurred by the borrower under such loan, but are not secured with any collateral that could help ensure repayment of the loan. In the event of non-payment by a borrower of a senior unsecured loan, the lender may be unable to collect the unpaid balance because there is no specific collateral on which the lender can foreclose. In particular, if there are also any outstanding secured loans, the lender of such loans may be able to foreclose on the collateral securing such loans, and such proceeds may be applied towards the repayment of such secured loans before any remaining proceeds may be applied towards repayment of senior unsecured loans. Consequently, senior unsecured loans may be subject to a greater risk of non-payment in the event of default than secured loans, particularly during periods of deteriorating economic conditions.

•	Subordinated Debt. Our subordinated, or mezzanine, debt investments will rank junior in priority of payment to senior loans and will generally be unsecured. These characteristics may result in a heightened level of risk and volatility or a loss of principal, which could lead to the loss of the entire investment. These investments may involve additional risks that could adversely affect our investment returns. To the extent interest payments associated with such debt are deferred, such debt may be subject to greater fluctuations in valuations, and such debt could subject us and our shareholders to non-cash income, including PIK interest, which represents contractual interest added to the loan balance and due at the end of the loan term, and OID. Loans structured with these features may represent a higher level of credit risk than loans that require interest to be paid in cash at regular intervals during the term of the loan. Since we generally will not receive any principal repayments prior to the maturity of some of our subordinated debt investments, such investments will have greater risk than amortizing loans.
•	Unitranche Debt. The Fund could invest in unitranche debt, which is an instrument that combines senior secured debt and subordinated debt into a single loan. Unitranche loans are subject to similar risks associated with loans in general. Further, the complex terms of unitranche debt have not yet been widely tested in bankruptcy and workout situations. As a result, default and loss expectations are more difficult to estimate with respect to unitranche debt as compared to other forms of debt securities such as senior loans. In particular, in a bankruptcy proceeding involving a unitranche loan, there is a risk that the entire unitranche loan will be viewed as a single secured claim. If the collateral is insufficient to secure the entire unitranche loan, it could be deemed as an unsecured claim in its entirety. The untested nature of unitranche loan arrangements also exposes the Fund to a heightened risk of litigation among the lender group in the event of bankruptcy.
•	Structured Products. We may also invest, to a limited extent, in structured products, which may include collateralized debt obligations (“CDOs”), CLOs, structured notes, and credit-linked notes. These investment entities may be structured as trusts or other types of pooled investment vehicles. They may also involve the deposit with or purchase by an entity of the underlying investments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying investments or referencing an indicator related to such investments. CDOs and CLOs are types of asset-backed securities issued by special purpose vehicles created to reapportion the risk and return characteristics of a pool of assets. The underlying pool for a CLO, for example, may include domestic and foreign senior loans, senior unsecured loans and subordinate corporate loans. Generally, these are not qualified as eligible portfolio companies (“EPCs”). Investments in the equity tranche or any similarly situated tranche of a structured product involve a greater degree of risk than investments in other tranches, and such investments will be the first to bear losses incurred by a structured product.
•	Equity Investments. We expect to make selected equity investments in the common or preferred stock of a company. In addition, when we invest in senior and subordinated debt, we may acquire warrants or options to purchase equity securities or benefit from other types of equity participation. Our goal is ultimately to dispose of these equity interests and realize gains upon our disposition of such interests. However, the equity interests we receive may not appreciate in value and, in fact, may decline in value. Accordingly, we may not be able to realize gains from our equity interests and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience.
•	Investments in Private Investment Funds. We may invest in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities. In valuing our investments in private investment funds, we rely primarily on information provided by managers of such funds. Valuations of illiquid securities, such as interests in certain private investment funds, involve various judgments and consideration of factors that may be subjective. There is a risk that inaccurate valuations provided by managers of private investment funds could adversely affect the value of our Common Shares. We may not be able to withdraw our investment in certain private investment funds promptly after we have made a decision to do so, which may result in a loss to us and adversely affect our investment returns.
•	Derivatives. We may invest in derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, we may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair value. If we are owed this fair value in the termination of the derivative contract and its claim is unsecured, we will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which we may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by us as premiums and cash or other assets held in margin accounts with respect to our derivative investments would not be available to us for other investment purposes, which may result in lost opportunities for gain.

     Most debt securities in which we intend to invest will not be rated by any rating agency and, if they were rated, would be rated as below investment grade quality. Debt securities rated below investment grade quality (e.g., junk bonds) are generally regarded as having predominantly speculative characteristics and may carry a greater risk with respect to a borrower’s capacity to pay interest and repay principal.

     Prices of below investment grade securities could be volatile, and will generally fluctuate due to a variety of factors that are inherently difficult to predict, including but not limited to changes in interest rates, prevailing credit spreads, general economic conditions, financial market conditions, domestic and international economic or political events, developments or trends in any particular industry, and the financial condition of the obligors of loans. The current uncertainty affecting the United States economy and the economies of other countries in which issuers are domiciled or operate and the possibility of increased volatility in financial markets could adversely affect the value and performance of such securities.

     Below investment grade investments have historically experienced greater default rates than has been the case for investment grade securities. There can be no assurance as to the levels of defaults or recoveries that could be experienced on the investments, and an increase in default levels could adversely affect payments on the investments.

     A below investment grade loan or other debt obligation or an interest in a below investment grade loan or other debt obligation is generally considered speculative in nature and could become a defaulted obligation for a variety of reasons. Upon any investment becoming a defaulted obligation, such defaulted obligation could become subject to either substantial workout negotiations or restructuring, which could entail, among other things, a substantial reduction in the interest rate, a substantial write down of principal, and a substantial change in the terms, conditions and covenants with respect to such defaulted obligation. In addition, such negotiations or restructuring could be quite extensive and protracted over time, and therefore could result in substantial uncertainty with respect to the ultimate recovery on such defaulted obligation. The liquidity for defaulted obligations will likely be limited, and to the extent that defaulted obligations are sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon.

High Yield Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The default rates of our high-yield investments could be higher than expected.

     The Fund could make credit investments that could be classified as “higher-yielding” (and, therefore, higher risk). In most cases, such investments will be rated below “investment grade” or will be unrated and face ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. The market for high-yield instruments has experienced periods of volatility and reduced liquidity. Securities in the lower rated categories and comparable non-rated securities are subject to greater risk of loss of principal and interest than higher rated and comparable non-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings or comparable nonrated securities in the case of deterioration of general economic conditions. High-yield securities could be subordinated to certain other outstanding securities and obligations of the issuer, which could be secured by all or substantially all of the issuer’s assets. High-yield securities could also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these portfolio investments could reflect individual corporate developments. General economic recessions or a major decline in the demand for products and services which the company provides would likely have a materially adverse impact on the value of such instruments or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, could also decrease the value and liquidity of these high-yield portfolio investments. In addition, the historical performance of the high-yield market is not necessarily indicative of its future performance, and the numerous methods for calculating default rates leave a significant amount of uncertainty in the potential profitability of the Fund’s investment in such instruments. Should increases in default rates occur with respect to the instruments acquired by the Fund, the actual default rates of the instruments held by the Fund could exceed those of the calculation methodology used by the Fund in determining to purchase such instruments, resulting in substantial losses to the Fund.

Cross Collaterlization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may be exposed to cross-collateralization.

     The Fund could engage in financings where several investments are cross-collateralized, thereby subjecting multiple investments to the risk of loss. As a result, the Fund could lose its interests in performing investments in the event such investments are cross-collateralized with poorly performing or non-performing investments.

Repurchase Or Reverse Repurchase Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may enter into repurchase and reverse repurchase agreements.

     The Fund could lend securities or other assets, raise cash or borrow securities or other assets by entering into repurchase and reverse repurchase agreements. When the Fund enters into a reverse repurchase agreement, it “sells” securities or other assets to a financial institution and receives cash; simultaneously, it agrees to repurchase such securities or other assets on a specified date in the future for the price paid by the financial institution, plus interest at a negotiated rate (such transaction, a “Reverse Repo”). When the Fund enters into a repurchase transaction, it “buys” securities or other assets from a financial institution and delivers cash; simultaneously, it agrees to sell such securities or other assets on a specified date in the future for the price sold to the financial institution, and the financial institution delivers cash in such amount plus interest at a negotiated rate (such a transaction, a “Repo”). The use of Repos and Reverse Repos involves certain risks. With respect to a Repo, in the event that the financial institution does not perform its obligations under the contract to return the security or other asset for any reason, such as an insolvency or restructuring of the financial institution, the Fund could not be able to recover the security or other asset. In such a circumstance, while the Fund will hold the cash it received at the outset of the transaction, such cash amount could be less than the value of security or other asset sold. In addition, Repos could be considered to be a form of leverage and subject to the risks associated with leverage. In the event the buyer under a repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver could receive an extension of time to determine whether to enforce the obligation of the Fund to repurchase the assets in question and the Fund’s use of the proceeds of the repurchase agreement could effectively be restricted pending such decision. To the extent that, in the meantime, the value of the assets that the Fund has purchased has decreased, the Fund could experience a loss. With respect to a Reverse Repo, if the financial institution defaults on its obligation to repurchase the underlying securities or other assets on a specified date in the future, as a result of its bankruptcy or otherwise, the Fund will seek to sell the securities or other assets into the market for cash in order be paid what it would otherwise have been paid by such financial institution on the anticipated repurchase date. However, the Fund could encounter costs or delays in liquidating those securities or other assets and it could incur a loss if the amount realized by the sale into the market does not equal or exceed the repurchase price of such securities or other assets plus the agreed interest amount. In addition, the estate of the financial institution could have claims to the security and could subject the Fund to litigation risk. For example, if the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying assets could be restricted. It is possible, in a bankruptcy or liquidation scenario, that the Fund could not be able to substantiate its interest in the underlying financial instruments.

Limited Amortization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may invest in balloon loans and bullet loans that have limited amortization.

     The Fund’s investments can include balloon loans (i.e., loans for which the final payment at maturity is much larger than the prior regular payments), bullet loans (i.e., loans that typically involve periodic interest-only payments, with the entire principal repaid in a single lump sum at maturity) or loans that have limited mandatory amortization requirements. Such loans involve a greater degree of risk than other types of transactions because they are structured to allow for either small or no principal payments over the term of the loan, requiring the obligor to make a large final payment upon the maturity of the loan.

     While these loans could obligate a borrower to repay the loan out of asset sale proceeds or with annual excess cash flow, repayment requirements could be subject to substantial carve outs that would allow a borrower to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment could increase the risk that an issuer will not be able to repay or refinance the loans held by the Fund when they mature.

     The ability of such obligor to make this final payment upon the maturity of the loan typically depends upon its ability either to refinance the loan prior to maturity or to generate sufficient cash flow to repay the loan at maturity. The ability of any obligor to accomplish any of these goals will be affected by many factors, including the availability of financing at acceptable rates to such obligor, the financial condition of such obligor, the marketability of the collateral (if any) securing such loan, the operating history of the related business, tax laws and the prevailing general economic conditions. Consequently, such obligor could not have the ability to repay the loan at maturity, and the Fund could lose all or a portion of the principal of the loan. Given their relative size and limited resources and access to capital, some obligors could have difficulty in repaying or refinancing such loans on a timely basis or at all.

Debt Versus Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Our portfolio companies may incur debt that ranks equally with, or senior to, our investments in such companies.

     We intend to pursue a strategy focused on investing primarily in the debt of privately-owned U.S. companies with a focus on originated transactions sourced through the networks of our Adviser. Our portfolio companies may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which we invest. By their terms, such debt instruments may entitle the holders to receive payment of interest or principal on or before the dates on which we are entitled to receive payments with respect to the debt instruments in which we invest. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to our investment in that portfolio company would typically be entitled to receive payment in full before we receive any distribution. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to us. In the case of debt ranking equally with debt instruments in which we invest, we would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.

Non Controlling Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We will hold non-controlling interests in our portfolio companies and, therefore, could have a limited ability to manage the risk profile of our investment in such companies.

     The Fund will hold debt obligations and other non-controlling interests in companies and, therefore, could have a limited ability to manage the risk profile of the Fund’s investment in such companies. However, the Fund will seek appropriate creditor and shareholder rights to help protect the Fund’s interests in such companies. Debt obligations could be syndicated to a number of different financial market participants and the terms of such debt obligations could require either a majority consent or, in certain cases, unanimous approval for certain actions in respect of the credit, such as waivers, amendments, or the exercise of remedies. In addition, voting to accept or reject the terms of a restructuring of a credit pursuant to a bankruptcy plan of reorganization is done on a class basis. As a result of these voting regimes, the Fund could not have the ability to control any decision in respect of any amendment, waiver, exercise of remedies, restructuring or reorganization of debts owed to the Fund. Accordingly, the other holders of the class of securities or other instruments held by the Fund could approve an action that is contrary to the interests of the Fund or that it does not agree with. Conversely, the Fund could want to take some action that requires the approval of the other holders of the class of security or other instrument, which the Fund could be unable to obtain. These holders could have interests that conflict with or differ from the interests of the Fund.

Subordinated Lien Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Subordinated liens on collateral securing debt investments that we will make to our portfolio companies may be subject to control by senior creditors with first priority liens. If there is a default, the value of the collateral may not be sufficient to repay both the first priority creditors and us in full.

     Certain debt investments that we will make in portfolio companies will be secured on a second priority basis by the same collateral securing senior debt of such companies. The first priority liens on the collateral will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the portfolio company under the agreements governing the debt. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before us. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt instruments secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then we, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against the portfolio company’s remaining assets, if any.

     We may also make unsecured debt investments in portfolio companies, meaning that such investments will not benefit from any interest in collateral of such companies. Liens on such portfolio companies’ collateral, if any, will secure the portfolio companies’ obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the portfolio company under its secured debt agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before us. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy our unsecured debt obligations after payment in full of all secured debt obligations. If such proceeds were not sufficient to repay the outstanding secured debt obligations, then our unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the portfolio company’s remaining assets, if any.

     The rights we may have with respect to the collateral securing the debt investments we make in our portfolio companies with senior debt outstanding may also be limited pursuant to the terms of one or more inter-creditor agreements that we enter into with the holders of senior debt. Under such an inter-creditor agreement, at any time that obligations having the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral, the ability to control the conduct of such proceedings, the approval of amendments to collateral documents, releases of liens on the collateral and waivers of past defaults under collateral documents. We may not have the ability to control or direct such actions, even if our rights are adversely affected.

Subordinated Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	There may be circumstances where our debt investments could be subordinated to claims of other creditors or we could be subject to lender liability claims.Although we intend to generally structure certain of our investments as senior debt, if one of our portfolio companies were to file for bankruptcy proceedings, depending on the facts and circumstances, including the extent to which we provided managerial assistance to that portfolio company or a representative of us or the Adviser sat on the board of trustees of such portfolio company, a bankruptcy court might re-characterize our debt investment and subordinate all or a portion of our claim to that of other creditors. In addition, a number of U.S. judicial decisions have upheld judgments obtained by borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower, or has assumed an excessive degree of control over the borrower, resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of our investments in portfolio companies (including that, as a BDC, we may be required to provide managerial assistance to those portfolio companies), we may be subject to allegations of lender liability.
Illiquid Holdings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We generally will not control the business operations of our portfolio companies and, due to the illiquid nature of our holdings in our portfolio companies, may not be able to dispose of our interest in our portfolio companies.

     We do not expect to control most of our portfolio companies, although we may have board representation or board observation rights, and our debt agreements may impose certain restrictive covenants on our borrowers. As a result, we are subject to the risk that a portfolio company in which we invest may make business decisions with which we disagree and the management of such company, as representatives of the holders of their common equity, may take risks or otherwise act in ways that do not serve our interests as debt investors. Due to the lack of liquidity for our investments in private companies, we may not be able to readily dispose of our portfolio company holdings or to sell our holdings at an appropriate valuation. As a result, a portfolio company may make decisions that could decrease the value of our portfolio holdings.

Investment Rate Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We will be exposed to risks associated with changes in interest rates.

     We are subject to financial market risks, including changes in interest rates. Because we may borrow money to finance a portion of our investments, our net investment income will depend, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates when we have debt outstanding, our cost of funds will increase, which could reduce our net investment income.

     In the event of a significant rising interest rate environment, our portfolio companies with adjustable-rate loans could see their interest payments increase and there may be a significant increase in the number of our portfolio companies who are unable or unwilling to pay interest and repay their loans. Our investment portfolio of adjustable-rate loans may also decline in value in response to rising interest rates if the adjustable interest rates do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, our investments with fixed interest will likely decline in value.

     In periods of market volatility, the market values of fixed income securities, and portfolio companies with adjustable-rate loans, may be more sensitive to changes in interest rates. We may use interest rate risk management techniques in an effort to limit our exposure to interest rate fluctuations. These techniques may include various interest rate hedging activities to the extent such activities are not prohibited by the 1940 Act. These activities may limit our ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on our business, financial condition and results of operations.

     General interest rate fluctuations may have a substantial negative impact on our investments, our incentive fee, the value of our Common Shares and our rate of return on invested capital. During periods of declining interest rates, borrowers or issuers may exercise their option to prepay principal earlier than scheduled.

General Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	General economic and market conditions could adversely affect the performance of our investments and operations.

     The investment industry generally and the success of the Fund’s investment activities will be affected by general economic and market conditions, as well as by changes in laws, currency exchange controls, and national and international political and socioeconomic circumstances. A renewed downturn in the U.S. or global economy (or any particular segment thereof) could adversely affect the Fund’s profitability, impede the ability of the Fund’s portfolio investments to perform under or refinance their existing obligations, and impair the Fund’s ability to effectively exit its portfolio investment on favorable terms. Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain portfolio investments, which losses will likely be exacerbated by the presence of leverage in a portfolio investment’s capital structure.

     The capital markets have experienced great volatility and financial turmoil. Moreover, governmental measures undertaken in response to turmoil in the markets (whether regulatory or financial in nature) could have a negative effect on market conditions. General fluctuations in the market prices of securities and economic conditions generally could reduce the availability of attractive investment opportunities for the Fund and could affect the Fund’s ability to make investments. Instability in the securities markets and economic conditions generally (including a slow-down in economic growth and/or changes in interest rates or foreign exchange rates) could also increase the risks inherent in the Fund’s investments and could have a negative impact on the performance and/or valuation of the portfolio investments. The Fund’s performance can be affected by deterioration in the capital markets and by market events, such as the onset of the credit crisis in the summer of 2007 or the downgrading of the credit rating of the United States in 2011, which, among other things, can impact the public market comparable earnings multiples used to value privately held portfolio investments and investors’ risk-free rate of return. Movements in foreign exchange rates could adversely affect the value of investments in portfolio investments and the Fund’s performance. Volatility and illiquidity in the financial sector could have an adverse effect on the ability of the Fund to sell and/or partially dispose of its portfolio investments. Such adverse effects could include the requirement of the Fund to pay breakup, termination or other fees and expenses in the event the Fund is not able to close a transaction (whether due to the lenders’ unwillingness to provide previously committed financing or otherwise) and/or the inability of the Fund to dispose of investments at prices that the Adviser believes reflect the fair value of such investments. The impact of market and other economic events could also affect the Fund’s ability to raise funding to support its investment objectives.

     Global financial markets have experienced increased volatility because of uncertainty surrounding the level and sustainability of the sovereign debt of various countries. There can be no assurance as to the resolution of the economic problems in those countries, nor as to whether such problems will spread to other countries or otherwise negatively affect economies or markets. A debt default by a sovereign nation, including the United States, or other potential consequences of these economic problems could trigger additional crises in the global credit markets and overall economy which could have a significant adverse effect on the Fund and its investments.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Inflation has and may continue to adversely affect our business.

     The United States and certain non-U.S. countries have experienced and could experience substantial, and in some periods extremely high, rates of inflation for many years. Measures taken by the governments to control inflation potentially include maintaining a tight monetary policy with high interest rates, thereby restricting the availability of credit and hindering economic growth. In particular, as inflation continues to rise, the Federal Reserve could raise interest rates in the near term, which could have a negative impact on the cost of debt and the market value of fixed income securities. Further, inflation and rapid fluctuations in inflation rates have had and could continue to have very negative effects on the economies and securities markets (both public and private) of certain countries in which the Fund could invest. Inflation rates could continue to increase in the future, and government measures to control inflation, adopted presently or in the future, remain uncertain. Measures taken by the governments to control inflation potentially include maintaining a tight monetary policy with high interest rates, thereby restricting the availability of credit and hindering economic growth. Inflation, measures to combat inflation and public speculation about possible additional actions have contributed materially to economic uncertainty in many countries.

     Inflation could significantly increase the Fund’s costs of operations, adversely impact the availability of suitable investments or the performance thereof, and otherwise impact the Fund’s financial condition.

     Inflation could adversely affect the Fund investments. During periods of rising inflation, interest and dividend rates of any instruments issued by the Fund’s portfolio investments could increase, which would tend to reduce returns to the shareholders. There can be no assurance that high rates of inflation will not have a material adverse effect on the investments of the Fund.

Supply And Demand Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	An increase or decrease in commodity supply or demand may adversely affect our business.

     A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities, a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities may adversely impact the financial performance or prospects of energy or other commodity-focused companies in which we may invest. Energy and other commodity-focused companies are subject to supply and demand fluctuations in the markets they serve which will be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion of natural gas, natural gas liquids, crude oil or coal production, rising interest rates, declines in domestic or foreign production of natural gas, natural gas liquids and crude oil, accidents or catastrophic events and economic conditions, among others.

Commodity Pricing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	An increase or decrease in commodity pricing may adversely affect our business.

     The return on our prospective investments in energy and other commodity-sensitive companies will be dependent on the margins received by those companies for the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining, generation or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or power. These margins may fluctuate widely in response to a variety of factors including global and domestic economic conditions, weather conditions, natural disasters, the supply and price of imported energy commodities, the production and storage levels of energy commodities in certain regions or in the world, political instability, terrorist activities, transportation facilities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices may also make it more difficult for energy companies in which we may invest to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Contingent Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may continue to be subject to certain contingent liabilities arising from the sale or other disposition of our investments.

     A significant portion of our investments involve private securities. In connection with the sale or other disposition of an investment in private securities, we may be required to make representations about the business and financial affairs of the portfolio company, typical of those made in connection with the sale of a business. We may also be required to indemnify the purchasers of such investment to the extent that any such representations are determined to be inaccurate with respect to potential liabilities. These arrangements may constitute contingent liabilities that ultimately could result in funding obligations that we must satisfy through our return of distributions previously made to us on such investment. If this occurs, we could incur losses associated with the payments of amounts in satisfaction of such liabilities. Consequently, the value of our Common Shares may decline and our future distributions to shareholders may be reduced, although in no event would shareholders be required to return distributions previously paid by us to them on account of such liabilities.

International Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	International investments create additional risks.

     We expect to make investments in portfolio companies that are domiciled outside of the United States. We anticipate that up to 30% of our investments may be in these types of assets. Our investments in foreign portfolio companies will be deemed “non-qualifying assets,” which means, as required by the 1940 Act, they may not constitute more than 30% of our total assets at the time of our acquisition of any asset, after giving effect to the acquisition. Notwithstanding the limitation on our ownership of foreign portfolio companies, such investments may subject us to many of the same risks as our domestic investments, as well as certain additional risks, including the following:

•	foreign governmental laws, rules and policies, including those restricting the ownership of assets in the foreign country or the repatriation of profits from the foreign country to the United States;
•	foreign currency devaluations that reduce the value of and returns on our foreign investments;
•	adverse changes in the availability, cost and terms of investments due to the varying economic policies of a foreign country in which we invest;
•	adverse changes in tax rates, the tax treatment of transaction structures and other changes in operating expenses of a particular foreign country in which we invest;
•	the assessment of foreign-country taxes (including withholding taxes, transfer taxes and value added taxes, any or all of which could be significant) on income or gains from our investments in the foreign country;
•	adverse changes in foreign-country laws, including those relating to taxation, bankruptcy and ownership of assets;
•	changes that adversely affect the social, political and/or economic stability of a foreign country in which we invest;
•	high inflation in the foreign countries in which we invest, which could increase the costs to us of investing in those countries;
•	deflationary periods in the foreign countries in which we invest, which could reduce demand for our assets in those countries and diminish the value of such investments and the related investment returns to us; and
•	legal and logistical barriers in the foreign countries in which we invest that materially and adversely limit our ability to enforce our contractual rights with respect to those investments.

     In addition, we may make investments in countries whose governments or economies may prove unstable. Certain of the countries in which we may invest may have political, economic and legal systems that are unpredictable, unreliable or otherwise inadequate with respect to the implementation, interpretation and enforcement of laws protecting asset ownership and economic interests. In some of the countries in which we may invest, there may be a risk of nationalization, expropriation or confiscatory taxation, which may have an adverse effect on our portfolio companies in those countries and the rates of return we are able to achieve on such investments. We may also lose the total value of any investment that is nationalized, expropriated or confiscated. The financial results and investment opportunities available to us may be materially and adversely affected by any or all of these political, economic and legal risks.

Secondaries Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We will be exposed to certain risks associated with our investments in Secondaries Investments.

     We will opportunistically acquire Secondaries Investments as part of our investment program. Such investments include credit secondaries, including interests in private credit portfolios, directly originated loans, and structured credit transactions. Additionally, we may invest in GP-led secondary transactions, including continuation funds, providing liquidity solutions to private equity sponsors seeking to extend the holding period of high-quality assets. Fund secondaries may also be considered, particularly those backed by high-quality private credit portfolios that align with our investment strategy.

     Valuation of Secondaries Investments may be difficult, as there generally will be no established market for such investments. Our overall performance with respect to such investments will depend in large part on the acquisition price paid by us for such investments and the structure of such acquisitions. The acquisition price paid by us generally will not be identical to the subsequent fair value of the Secondary Investment, which may be, at times, higher or lower than such acquisition price. The Fund can only value private funds at NAV if permitted by applicable accounting standards. Secondary Investments acquired at a discount may result in unrealized gains at the time we next calculate our NAV. Such unrealized gains will increase our NAV and performance by the difference between the most recent value of the Secondary Investment reported by the holder and the negotiated purchase price. Conversely, a Secondary Investment sold at a discount will result in a decrease in our NAV and performance by the difference between the value of the Secondary Investment as reflected in our books and records and the negotiated sale price. Our overall performance will depend in large part on the acquisition price paid by us for our Secondary Investments and the structure of such acquisitions. In addition, Secondary Investments acquired at a discount may cause us to recognize income or gain for U.S. federal income tax purposes prior to the receipt of any corresponding cash or other property. As a result, we may have difficulty meeting the minimum annual distribution requirement necessary to maintain RIC tax treatment. Because this income will be included in our investment company taxable income for the tax year it is accrued, we may be required to make a distribution to shareholders to meet the distribution requirements described above, even though we will not have received any corresponding cash or property. See

“We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.”

     In some instances, we may have the opportunity to acquire a portfolio of interests from a seller on an “all or nothing” basis. Certain of the interests in the portfolio may be less attractive than others, and certain of the sponsors of such interests may be more familiar to us than others, or may be more experienced or highly regarded than others. In certain instances, the purchase of an interest in a new fund may be less attractive than a secondary market purchase of an existing limited partner interest. In such cases, it may not be possible for us to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive.

O I D And P I K Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

To the extent OID and PIK interest income constitute a portion of our income, we will be exposed to risks associated with the deferred receipt of cash representing such income.

     Our investments may include OID and PIK instruments. To the extent OID and PIK interest income constitute a portion of our income, we will be exposed to risks associated with such income being required to be included in an accounting income and taxable income prior to receipt of cash, including the following:

•	OID instruments may have unreliable valuations because the accretion of OID as interest income requires judgments about its collectability.
•	OID instruments may create heightened credit risks because the inducement to the borrower to accept higher interest rates in exchange for the deferral of cash payments typically represents, to some extent, speculation on the part of the borrower.
•	For accounting purposes, cash distributions to shareholders that include a component of accreted OID income do not come from paid-in capital, although they may be paid from the offering proceeds. Thus, although a distribution of accreted OID income may come from the cash invested by the shareholders, the 1940 Act does not require that shareholders be given notice of this fact.
•	The presence of accreted OID income and PIK interest income create the risk of non-refundable cash payments to the Adviser in the form of subordinated incentive fees on income based on non-cash accreted OID income and PIK interest income accruals that may never be realized.
•	In the case of PIK “toggle” debt (debt for which the issuer may defer an interest payment by agreeing to pay an increased coupon in the future, provided that all deferred payments must be made by the instrument’s maturity), the PIK interest election has the simultaneous effects of increasing the investment income, thus increasing the potential for realizing incentive fees.
•	The required recognition of OID and PIK interest for U.S. federal income tax purposes may have a negative impact on liquidity, as such amount represent non-cash income that may require cash distributions to shareholders in order to maintain our ability to be subject to tax as a RIC.

Private Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Our investments in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities, subject us indirectly to the underlying risks of such private investment funds and additional fees and expenses.

     Our investments in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities, expose us to the risks associated with the businesses of such funds or entities. These private investment funds are not registered investment companies and, thus, are not subject to protections afforded by the 1940 Act covering, among other areas, liquidity requirements, governance by an independent board, affiliated transaction restrictions, leverage limitations, public disclosure requirements and custody requirements.

     We rely primarily on information provided by managers of private investment funds in valuing our investments in such funds. There is a risk that inaccurate valuations provided by managers of private investment funds could adversely affect the value of our Common Shares. In addition, there can be no assurance that a manager of a private investment fund will provide advance notice of any material change in such private investment fund’s investment program or policies, therefore our investment portfolio may be subject to additional risks, which may not be promptly identified by our Adviser.

     Private investment funds often have complex fee structures. Investments in the securities of private investment funds may also involve duplication of investment advisory fees and certain other expenses. By investing in private investment funds indirectly through us, you bear a pro rata portion of our investment advisory fees and other expenses, and also indirectly bear a pro rata portion of the investment advisory fees, performance-based allocations and other expenses borne by us as an investor in the private investment funds regardless of the performance of the private investment fund or the Fund itself.

     In addition, certain private investment funds may not provide us with the liquidity we require and would thus subject us to liquidity risk. Further, even if an investment in a private investment fund is deemed liquid at the time of investment, the private investment fund may, in the future, alter the nature of its investments and cease to be a liquid investment fund, subjecting us to liquidity risk.

Hedged Investmen Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may acquire various structured financial instruments for purposes of “hedging” or reducing our risks, which may be costly and ineffective and could reduce our cash available for distribution to our shareholders.

     We may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase our losses. Further, hedging transactions may reduce cash available to pay distributions to our shareholders.

Swap Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may enter into one or more swap agreements.

     The Fund may enter into one or more swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for extended periods often exceeding more than one year. In a standard swap transaction, two parties agree to exchange payment streams derived by reference to different reference points, including asset values, rates or indices. A swap contract may not be assigned without the consent of the counterparty, and could result in losses in the event of a default or bankruptcy of the counterparty.

     Swap transactions, like other financial transactions, involve a variety of significant risks. The specific risks presented by a particular swap transaction necessarily depend upon the terms of the transaction and the Fund’s circumstances. In general, however, all swap transactions involve some combination of market risk, credit risk, counterparty credit risk, funding risk, liquidity risk and operational risk. Highly customized swap transactions in particular could increase liquidity risk. Highly leveraged transactions could experience substantial gains or losses in value as a result of relatively small changes in the value or level of an underlying or related market factor. In evaluating the risks and contractual obligations associated with a particular swap transaction, it is important to consider that a swap transaction may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it could not be possible to modify, terminate or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a transaction prior to its scheduled termination date.

     Total Return Swaps. TRS’ are swap agreements where a party agrees to pay the counterparty the total return of a specified underlying asset in return for fixed or floating rate payments. In the case of the Fund, the TRS’ will be based on specific bank loans identified and selected by the Fund. TRS’ are a relatively recent development in the financial markets. Consequently, there are certain legal, tax and market uncertainties that present risks in entering into such swaps. Besides swap regulations implemented by the Dodd-Frank Act, there is currently little or no case law or litigation characterizing TRS’, interpreting their provisions, or characterizing their tax treatment. In addition, additional regulations and laws could apply to TRS’ that have not heretofore been applied. There can be no assurance that future decisions construing similar provisions to those in any TRS’ agreement or other related documents or additional regulations and laws will not have a material adverse effect on the Fund. TRS’ could also expose the Fund to liquidity risk. Although the Fund will generally have the ability to terminate a TRS’ transaction or program at any time, doing so could subject the Fund to certain early termination charges. In addition, there could not be a liquid market within which to dispose of an outstanding TRS’ even if a permitted disposal might avoid an early termination charge.

     Counterparty Risk. The Adviser is not restricted from dealing with any particular counterparty or from concentrating any or all of the Fund’s transactions with one counterparty. Moreover, the Adviser has no formal credit function which evaluates the creditworthiness of the Fund’s counterparties.

     Accordingly, the Fund takes credit risk with regard to the swap counterparties with whom it will trade and will also bear the risk of settlement default by such swap counterparties. These risks could differ materially from those entailed in exchange-traded transactions which generally are backed by clearing organization guarantees, daily marking-to-market and settlement and segregation and minimum capital requirements applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” could be accentuated by the fact that the Fund could concentrate its transactions with a single or small group of counterparties. In addition, in the case of a default, the Fund could become subject to adverse market movements while replacement transactions are executed. The Fund is not restricted from dealing with any particular TRS’ counterparty or from concentrating any or all of its transactions with one counterparty. Although certain of the TRS’ counterparties could be entities that are rated by recognized rating agencies, the Fund has no formal internal credit function that evaluates the creditworthiness of its TRS’ counterparties. The ability of the Fund to transact business with any one or number of counterparties, the possible lack of a meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement could increase the potential for losses by the Fund.

     The TRS’ counterparties with which the Fund does business could encounter financial difficulties, fail, or otherwise become unable to meet their obligations. Any such development would impair the operational capabilities of the Fund or cause damaging losses, or even complete loss, of its capital. To help mitigate this risk, the Fund will generally contract with banks and other financial institutions with significant experience in issuing TRS’.

     In addition, the counterparties with which the Fund effects transactions could, from time to time, cease making markets or quoting prices in the desired instrument. In such instances, the Fund could be unable to enter into a desired transaction, or to enter into an offsetting transaction with respect to an open position, which might adversely affect its performance. Further, in contrast to exchange-traded instruments, certain swaps could not provide a trader with the right to offset its obligations through an equal and opposite transaction. For this reason, in entering into swaps, the Fund is expected to be required, and must be able, to perform its obligations under the contract.

     Pending Legislation. Certain relatively recently enacted legislation in the United States generally requires derivatives that were previously entered into on an OTC basis to be cleared through a central clearinghouse, subject to certain limited exceptions. Other similar measures could be proposed in other jurisdictions. It is expected that such requirements will lead to the standardization of the terms of any derivative instruments cleared in such manner. Any such standardized terms are yet to be formulated and, thus, it is not possible to assess the degree to which any such standardized terms might permit the Adviser to implement, or prevent the Adviser from implementing, the Fund’s investment program. Accordingly, to the extent that the Adviser relies on the use of OTC derivatives incorporating specific terms in seeking to implement certain aspects of the Fund’s investment program, and to the extent that such terms become unavailable as a result of any such standardization of terms, there can be no assurance that the Adviser would be able to utilize alternate methods to seek to implement such aspects of the Fund’s investment program. In such cases, if the Adviser were unable to utilize such alternate methods, the impact on the Fund could be substantial and adverse.

Special Portfolio Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may invest in portfolio companies involved in special situations.

     The Fund could invest in companies or other entities involved in (or the target of) acquisition attempts or tender offers or in companies or other entities involved in or undergoing work-outs, liquidations, spinoffs, reorganizations, bankruptcies or other catalytic changes or similar transactions. In any investment opportunity involving any such type of special situation, there exists the risk that the contemplated transaction either will be unsuccessful, will take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Fund could be required to sell its investment at a loss. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies or other entities in which the Fund could invest, there is a potential risk of loss by the Fund of its entire investment in such companies or other entities. In connection with such transactions (or otherwise), the Fund could purchase securities on a when-issued basis, which means that delivery and payment take place sometime after the date of the commitment to purchase and is often conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, reorganization or debt restructuring. The purchase price and/or interest rate receivable with respect to a when-issued security are fixed when the Fund enters into the commitment. Such securities are subject to a change in value prior to their delivery.

Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may invest in distressed securities from time to time.

     The Fund is permitted to invest in distressed investments from time to time (e.g., investments in defaulted, out of favor or distressed bank loans and debt securities or other nonperforming, underperforming or other troubled assets), including debt obligations that are in covenant or payment default, of companies in weak financial condition, experiencing poor operating results, significant financial difficulties and/or material operating issues, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, including companies that could have been, are or will become involved in bankruptcy or reorganization proceedings or other restructuring, recapitalization or liquidation processes.

     While such investments offer the opportunity for significant capital gains, they also involve a high degree of risk that could result in substantial losses. Investments in such companies involve a substantial degree of risk that is generally higher than the risk involved in investing in companies that are not in financial or operational distress. Among the risks inherent in investments in entities experiencing significant financial or business difficulties is the fact that it frequently could be difficult to obtain information as to the true condition of such issuers. Given the heightened difficulty of the financial analysis required to evaluate distressed companies, there can be no assurance that the Fund will correctly evaluate the value of the assets of a distressed company securing its debt and other obligations or correctly project the prospects for the successful restructuring, recapitalization or liquidation of such company. The market prices of such investments are also subject to abrupt and erratic market movements and above average price volatility, and the spread between the bid and asked prices of such investments could be greater than those prevailing in other markets. It could take a number of years for the market price of such investments to reflect their intrinsic value. Investments in distressed securities, particularly in connection with reorganizations, often involve litigation generally related to issues related to control and preference among classes, claimants and other related matters. Such litigation can be time consuming and expensive, and can frequently lead to unpredicted delays or losses that by their nature involve business, financial, market and/or legal risks. Such investments also could be adversely affected by U.S. state and federal laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the U.S. bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims. Therefore, in the event that the Fund does become involved in bankruptcy proceedings or a restructuring, recapitalization or liquidation is required, the Fund could lose some or all of its investment or could be required to accept illiquid securities or other instruments with rights that are materially different than the original securities or other instruments in which the Fund invested.

     In a bankruptcy or other proceeding, the Fund as a creditor could be unable to enforce its rights in any collateral or could have its security interest in any collateral challenged or disallowed, and its claims could be subordinated to the claims of other creditors. In some cases, the Fund could be prohibited by contract from selling investments for a period of time. Investments could include (i) capital infusions to companies facing liquidity issues or significant debt maturities, (ii) capital to finance operations or growth for companies facing a cyclical downturn, non-recurring losses or contractual issues, (iii) capital infusions or debtor-in-possession financings to companies in bankruptcy, (iv) financing for acquisitions of businesses, frequently from distressed sellers or assets that are non-core to the seller or (v) businesses facing capital structure, cyclical or operational distress. The Fund could also make “rescue” financings ranging from secured debt to equity infusions including, without limitation, investments in companies that are in need of liquidity or facing debt maturities, or provide growth capital to companies that cannot access the capital markets due to cyclical factors or financial market dislocation. In addition, the Fund could also selectively pursue the acquisition of “fulcrum” securities/loan-to-own debt purchases as a means to gain control of assets upon a restructuring. The securities of the Fund described in this paragraph could be considered speculative, and the ability of such companies to pay their debts on schedule could be adversely affected by interest rate movements, changes in the general economic climate or the economic factors affecting a particular industry, or specific developments within such companies.

     Moreover, such investments could also subject the Fund to litigation risks or prevent the Fund from disposing of securities. In any reorganization or liquidation proceeding relating to an issuer or investment, the Fund could lose its entire investment, could be required to accept cash or securities with a value less than the Fund’s original investment and/or could be required to accept payment over an extended period of time. Furthermore, at times, a major portion of an issue of distressed securities could be held by relatively few investors, and the market could be limited to a narrow range of potential counterparties, such as other financial institutions. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Adviser believes it advisable to do so or could only be able to sell such securities at a loss.

     Investments in companies operating in workout or bankruptcy modes also present additional legal risks, including fraudulent conveyance, voidable preference and equitable subordination risks. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security or other instrument, the value of which will be less than the purchase price to the Fund of the security or other instrument in respect to which such distribution was made. There is no assurance that the Adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action.

Secondary Basis Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	A significant portion of our investments in loans could be loans acquired on a secondary basis.

     The Fund could invest a significant portion of its investments in loans acquired on a secondary basis. To the extent it does so, the Adviser is unlikely to be able to negotiate the terms of such debt as part of its acquisition and, as a result, these loans could not include some of the covenants and protections the Fund would have preferred. Even if such covenants and protections are included in the investments held by the Fund, the terms of the loans could provide obligors substantial flexibility in determining compliance with such covenants. In addition, the terms on which loans are traded on the secondary market could represent a combination of the general state of the market for such investments and either favorable or unfavorable assessments of particular investments by the sellers thereof.

Bank Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may invest in bank loans and participations.

     The Fund’s investment program can include investments in bank loans, participations in loans by way of syndication or otherwise and credit-linked notes (“CLNs”). These obligations are subject to unique risks, including (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights and bankruptcy laws, (ii) so called lender liability claims by the issuer of the obligations, (iii) environmental liabilities that could arise with respect to collateral securing the obligations and (iv) limitations on the ability of the Fund to enforce directly its rights with respect to participations and CLNs. In analyzing each bank loan or participation or CLN, the Adviser compares the relative significance of the risks against the expected benefits of the investment. Successful claims by third parties arising from these and other risks, absent certain conduct by the Adviser, its respective affiliates and certain other individuals, will be borne by the Fund. In addition, the settlement process for the purchase of bank loans can take significantly longer than the timeframes established by the Loan Syndications & Trading Association and comparable non-U.S. bodies. The longer a trade is outstanding between the counterparties, the greater the risk of additional operational and settlement issues and the potential for the Fund’s counterparty to fail to perform.

     If the Fund purchases a participation or CLN, it will not have established any direct contractual relationship with nor acquired any voting rights related to any corporate actions by the borrower. The Fund will be required to rely on the lender or the participant that sold the participation not only for the enforcement of the Fund’s rights against the borrower but also for the receipt and processing of payments due to the Fund under the participation or CLN. The Fund will thus be subject to the credit risk of both the borrower and the selling lender or participant. Because it could be necessary to assert through the selling lender or participant such rights as could exist against the borrower, in the event the borrower fails to pay principal and interest when due, such assertion of rights against the borrower could be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights against the borrower directly.

Preferred Or Convertible Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may invest in preferred and convertible securities.

     Investments in preferred and/or convertible equity or debt securities involve special risks, such as the risk of deferred distributions, credit risk, illiquidity and limited voting rights. Preferred securities could permit the issuer to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that defers distributions, the Fund could be required to report income for tax purposes before it receives such distributions. Preferred securities are generally subordinated to debt securities in terms of priority to income and liquidation payments, and therefore will be subject to greater credit risk than an investment in debt securities. Preferred securities could be substantially less liquid than many other securities, such as common stock. Generally, preferred security holders have no voting rights, subject to limited exceptions (e.g., with respect to matters that would materially and adversely impact the holder of the preferred securities).

Hybrid Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may invest in hybrid securities.

     The Fund could obtain exposure to an issuer or asset by investing in hybrid instruments, which contain characteristics of both a debt security and an equity security. Therefore, hybrid securities are subject to the risks of equity securities and the risks of debt securities. The terms of hybrid instruments could vary substantially, and certain hybrid securities could be subject to similar risks as preferred stocks, such as interest rate risk, issuer risk, dividend risk, call risk and extension risk. The claims of holders of hybrid securities of an issuer are generally subordinated to those of holders of traditional debt securities in bankruptcy, and thus hybrid securities could be more volatile and subject to greater risk than traditional debt securities, and could in certain circumstances even be more volatile than traditional equity securities. At the same time, hybrid securities could not fully participate in gains of their issuer and thus potential returns of such securities are generally more limited than traditional equity securities, which would participate in such gains. Hybrid securities could also be more limited in their rights to participate in management decisions of an issuer. Certain hybrid securities could be more thinly traded and less liquid than either publicly issued equity securities or debt securities, especially hybrid securities that are “customized” to meet the needs of particular investors, potentially making it difficult for the Fund to sell such securities at a favorable price or at all. Any of these features could cause a loss in market value of hybrid securities held by the Fund.

Covenant Light Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may invest in “covenant-light” loans.

     Some of the investments could be “covenant-light” or “cov-lite” loans. These loans do not have financial or maintenance covenants, and these loans could be riskier than loans with stricter covenant packages and could be less liquid than other types of loans. An investment in such loans could potentially hinder the ability to re-price credit risk associated with a company’s performance and reduce the creditors’ ability to restructure a non-performing loan and mitigate potential loss. These flexible covenants (or the absence of covenants) could cause obligors to experience a significant downturn in their results of operation without triggering any default that would permit holders of directly originated senior secured loans to accelerate indebtedness or negotiate terms and pricing, which could result in an adverse impact on Fund.

Unfunded Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may invest in unfunded loans.

     The Fund’s investments could be comprised of loan commitments that are unfunded at the time of investment. A loan commitment is a written agreement in which the lender commits itself to make a loan or loans up to a specified amount within a specified time period. The loan commitment sets out the terms and conditions of the lender’s obligation to make the loans. The portion of the amount committed by a lender under a loan commitment that the borrower has not drawn down is referred to as “unfunded.” A lender typically is obligated to advance the unfunded amount of a loan commitment at the borrower’s request, subject to certain conditions regarding the creditworthiness of the borrower. Borrowers with deteriorating creditworthiness could continue to satisfy their contractual conditions and therefore be eligible to borrow at times when the lender might prefer not to lend. In addition, a lender could have assumptions as to when a company in which the Fund invests could draw on an unfunded loan commitment when the lender enters into the commitment. If the borrower does not draw as expected, the commitment could not prove as attractive an investment as originally anticipated. Further, any failure to advance requested funds to a company in which the Fund invests could result in possible assertions of offsets against amounts previously lent.

Publicly Held Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may invest in the securities and debt issued by publicly held companies.

     The Fund’s investment portfolio could contain securities and debt issued by publicly held companies. Such investments could subject the Fund to risks that differ in type or degree from those involved with investments in privately held companies. Such risks include greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities and debt at certain times, increased likelihood of shareholder litigation and insider trading allegations against such companies’ executives and board members, including the principals, and increased costs associated with each of the aforementioned risks.

     The Fund could invest in distressed publicly traded assets. The Fund’s investments in publicly traded companies could be sensitive to movements in the stock market and trends in the overall economy. In addition, by investing in publicly traded investments the Fund will be subject to applicable laws and regulations which could, among other things, restrict or prohibit the Fund’s ability to sell an investment. Furthermore, the Fund could be limited in its ability to make investments and to sell existing investments in public securities because the Adviser comes into possession of material, non-public information regarding the issuers of those securities or as a result of other policies or obligations of the Adviser. Should this occur, the Adviser could be restricted from buying or selling securities, derivatives or loans of the issuer on behalf of the Fund until such time as the information became public or was no longer deemed material to preclude the Fund from participating in an investment. Transactions in certain public securities, therefore, could be restricted. The inability to sell securities in these circumstances could materially adversely affect the investment results of the Fund.

Interest Nonpayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The nonpayment of principal and interest of certain of the Fund’s investments would hurt the value of such investments.

     Certain of the Fund’s investments could be subject to the risk of nonpayment of scheduled interest or principal by the issuers with respect to such investments. Such nonpayment would likely result in a reduction of income to the Fund and a reduction in the value of the investments experiencing nonpayment. Although the Fund could make investments that the Fund believes are secured by specific collateral, the value of which typically exceeds the principal amount of the investment at the time of initial investment, there can be no assurance that the liquidation of any such collateral would satisfy the issuer’s obligation in the event of nonpayment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of an issuer, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment.

     Under certain circumstances, collateral securing an investment could be released without the consent of the Fund. Moreover, the Fund’s secured loans could be unperfected for a variety of reasons, including the failure to make required filings and, as a result, the Fund could not have priority over other creditors as initially anticipated. Senior first lien loans made by the Fund could, in certain cases, provide a first priority lien over some, but not all, of the assets of the relevant company. The Fund could also invest in senior second lien loans, high-yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments each of which involves a higher degree of risk than senior first lien loans. Furthermore, the Fund’s right to payment and its security interest, if any, could be subordinated to the payment rights and security interests of other secured lenders with respect to some or all of the assets of a company. Certain investments could have an interest only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In such cases, a company’s ability to repay the principal of an investment could be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

Portfolio Company Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Defaults by our portfolio companies will harm our operating results.

     A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders could lead to defaults and, potentially, termination of its debt financing and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that we hold. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company.

     An investment strategy focused primarily on privately-held companies presents certain challenges, including the lack of available information about these companies.

     We intend to invest primarily in privately-held companies. Investments in private companies pose certain incremental risks as compared to investments in public companies, including that they:

•	have reduced access to the capital markets, resulting in diminished capital resources and ability to withstand financial distress;
•	may have limited financial resources and may be unable to meet their obligations under their debt securities that we hold, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of us realizing any guarantees we may have obtained in connection with our investment;
•	may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;
•	are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on our portfolio company and, in turn, on us; and
•	generally have less predictable operating results; may from time to time be parties to litigation; may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence; and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, our executive officers, trustees and members of the Adviser’s management may, in the ordinary course of business, be named as defendants in litigation arising from our investments in the portfolio companies.

     Finally, little public information generally exists about private companies and these companies may not have third-party credit ratings or audited financial statements. We must therefore rely on the ability of our Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in these companies. Additionally, these companies and their financial information will not generally be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If we are unable to uncover all material information about these companies, we may not make a fully informed investment decision and we may lose money on our investments.

Credit Rating Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	There is no assurance that the ratings given by credit rating agencies are accurate.

     The ratings that could be assigned by various credit rating agencies to loans or other debt instruments that could be acquired by the Fund reflect only the views of those agencies. Explanations of the significance of ratings should be obtained from such credit rating agencies. No assurance can be given that ratings assigned will not be withdrawn or revised downward if, in the view of such credit rating agency, circumstances so warrant.

Exit Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may be unable execute an attractive exit strategy.

     There is risk that the Fund will be unable to realize its investment objective through the sale or disposition of investments at an attractive price, within any given period of time, or will otherwise be unable to complete any exit strategy with respect to its investments. In particular, these risks could arise from the absence of an established market for an investment, changes in the financial condition or prospects of prospective purchasers, changes in national or international economic conditions and changes in laws, regulations or fiscal policies of jurisdictions in which a property is located.

     Although the Fund will often invest with the intention of holding a loan to maturity, in some cases the Fund could determine it is advisable to exit a position earlier. However, due to the illiquid nature of the positions which the Fund is expected to acquire, the Fund is unable to predict with confidence what the exit strategy will ultimately be for any given position, or that one will definitely be available at an attractive price, or at all. Exit strategies which appear to be viable or profitable when an investment is initiated could be precluded or unprofitable by the time the investment is ready to be realized due to market, economic, legal, political or other factors.

Lack Of Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The lack of liquidity in our investments may adversely affect our business.

     We may acquire a significant percentage of our portfolio company investments from privately-held companies in directly negotiated transactions. The securities of private companies are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately-negotiated, over-the-counter secondary market for institutional investors, if at all. These over-the-counter secondary markets may be inactive during an economic downturn or a credit crisis. In addition, the securities in these companies will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly-traded securities. We typically would be unable to exit these investments unless and until the portfolio company has a liquidity event such as a sale, refinancing or initial public offering.

     The illiquidity of our investments may make it difficult or impossible for us to sell such investments if the need arises. In addition, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we have previously recorded our investments, which could have a material adverse effect on our business, financial condition and results of operations.

     Moreover, securities purchased by us that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.

     We may also face other restrictions on our ability to liquidate an investment in a portfolio company to the extent that we, Guggenheim, or any of its affiliates have material nonpublic information regarding such portfolio company, or where the sale would be an impermissible joint transaction. The reduced liquidity of our investments may make it difficult for us to dispose of them at a favorable price, and, as a result, we may suffer losses.

     Dislocations in certain parts of markets are resulting in reduced liquidity for certain investments. It is uncertain when financial markets will improve. Liquidity of financial markets may also be affected by government intervention.

Lack Of Funding Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may not have the funds or ability to make additional investments in our portfolio companies.

     After our initial investment in a portfolio company, we may be called upon from time to time to provide additional funds to such company or have the opportunity to increase our investment through the exercise of a warrant or other right to purchase common stock. There is no assurance that we will make, or will have sufficient funds to make, follow-on investments. Even if we have sufficient capital to make a desired follow-on investment, we may elect not to make a follow-on investment because we may not want to increase our level of risk, we prefer other opportunities, we are limited in our ability to do so by compliance with BDC requirements, or we desire to maintain our RIC status. Our ability to make follow-on investments may also be limited by Guggenheim’s allocation policies. Any decisions not to make a follow-on investment or any inability on our part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for us to increase our participation in a successful operation, or may reduce the expected return on the investment.

Prepayment Of Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Prepayments of our debt investments by our portfolio companies could adversely impact our results of operations and reduce our return on equity.

     We are subject to the risk that the investments we make in our portfolio companies may be repaid prior to maturity. When this occurs, we will generally reinvest these proceeds in temporary investments, pending their future investment in new portfolio companies. These temporary investments will typically have substantially lower yields than the debt being prepaid, and we could experience significant delays in reinvesting these amounts. Any future investment in a new portfolio company may also be at lower yields than the debt that was repaid. As a result, our results of operations could be materially adversely affected if one or more of our portfolio companies elect to prepay amounts owed to us. Additionally, prepayments, net of prepayment fees, could negatively impact our return on equity.

Borrowing Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	To the extent that we borrow money, the potential for gain or loss on amounts invested in us will be magnified and may increase the risk of investing in us. Borrowed money may also adversely affect the return on our assets, reduce cash available to service our debt or for distribution to our shareholders and result in losses.

     The use of borrowings, also known as leverage, increases the volatility of investments by magnifying the potential for gain or loss on invested equity capital. If we use leverage to partially finance our investments, through borrowing from banks and other lenders, you will experience increased risks of investing in our Common Shares. If the value of our assets decreases, leveraging would cause NAV to decline more sharply than it otherwise would if we had not borrowed and employed leverage. Similarly, any decrease in our income would cause net income to decline more sharply than it would have if we had not borrowed and employed leverage. Such a decline could negatively affect our ability to make distributions to our shareholders. In addition, our shareholders will bear the burden of any increase in our expenses as a result of our use of leverage, including interest expenses and any increase in the management or incentive fees payable to the Adviser.

     The amount of leverage that we employ will depend on our assessment of market and other factors at the time of any proposed borrowing. There can be no assurance that leveraged financing will be available to us on favorable terms or at all. However, to the extent that we use leverage to finance our assets, our financing costs will reduce cash available for distributions to shareholders. Moreover, we may not be able to meet our financing obligations and, to the extent that we cannot, we risk the loss of some or all of our assets to liquidation or sale to satisfy the obligations. In such an event, we may be forced to sell assets at significantly depressed prices due to market conditions or otherwise, which may result in losses.

     As a BDC, we are required to maintain a minimum coverage ratio of total assets to total borrowings and other senior securities, which include all of our borrowings and any preferred stock that we may issue in the future, subject to any then-current asset coverage requirements. We cannot incur additional debt and could be required to sell a portion of our investments to repay some debt when it is disadvantageous to do so, if any then-current asset coverage requirements are not met. This could have a material adverse effect on our operations and we may not be able to make distributions.

C L O Formation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We are subject to risks associated with forming CLOs.

     To finance investments, we may securitize certain of our assets, including through the formation of one or more CLOs, while retaining all or most of the exposure to the performance of these investments. This would involve contributing a pool of assets to a special purpose entity and selling debt interests in such entity on a non-recourse or limited-recourse basis to purchasers.

     If we create a CLO, we will depend in part on distributions from the CLO’s assets out of its earnings and cash flows to enable us to make distributions to shareholders. The ability of a CLO to make distributions will be subject to various limitations, including the terms and covenants of the debt it issues. Also, a CLO may take actions that delay distributions in order to preserve ratings and to keep the cost of present and future financings lower or the CLO may be obligated to retain cash or other assets to satisfy over-collateralization requirements commonly provided for holders of the CLO’s debt, which could impact our ability to receive distributions from the CLO. If we do not receive cash flow from any such CLO that is necessary to satisfy the annual distribution requirement for maintaining RIC status, and we are unable to obtain cash from other sources necessary to satisfy this requirement, we may not maintain our qualification as a RIC, which would have a material adverse effect on an investment in the shares.

     In addition, a decline in the credit quality of loans in a CLO due to poor operating results of the relevant borrower, declines in the value of loan collateral or increases in defaults, among other things, may force a CLO to sell certain assets at a loss, reducing their earnings and, in turn, cash potentially available for distribution to us for distribution to shareholders. To the extent that any losses are incurred by the CLO in respect of any collateral, such losses will be borne first by us as owner of equity interests in the CLO.

Non Performing Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may acquire non-performing debt instruments, loans and participations.

     Debt instruments and loans acquired by the Fund could be at the time acquired or could thereafter become non-performing following their acquisition for a wide variety of reasons. Such non-performing instruments or loans could require a substantial amount of workout negotiations or restructuring, which could entail, among other things, a substantial reduction in the interest rate and a substantial write-down of principal. It is possible that the Adviser could find it necessary or desirable to foreclose on collateral securing one or more loans purchased by the Fund. The foreclosure process, which is subject to applicable law, varies jurisdiction by jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure actions, which often prolongs and complicates an already difficult and time-consuming process. In some states or other jurisdictions, foreclosure actions can take up to several years or more to conclude, especially as new laws related to foreclosures could delay the ability to collect interest from payors. During the foreclosure proceedings, a borrower could have the ability to file for bankruptcy, potentially staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral assets and could result in disrupting ongoing management of the company. There can be no assurance as to the amount and timing of payments, if any, with respect to any such debt instruments.

Leveraged Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may invest in leveraged loans, including broadly syndicated loans.

     The Fund’s investments could be comprised of leveraged loans, including broadly syndicated loans, which have significant liquidity and market value risks since they are not generally traded on organized exchange markets but are traded by banks and other institutional investors engaged in loan syndications. Because loans are privately syndicated and loan agreements are privately negotiated and customized, loans are not purchased or sold as easily as publicly traded securities.

     Historically the trading volume in loan markets has been small relative to high yield debt securities markets. In addition, leveraged loans, including broadly syndicated loans, have historically experienced greater default rates than has been the case for investment grade securities. There can be no assurance as to the levels of defaults and/ or recoveries that could be experienced on leveraged loans, including broadly syndicated loans, and an increase in default levels could have a material adverse effect on the Fund.

     A non-investment grade loan or debt obligation (or an interest therein) is generally considered speculative in nature and could become a defaulted obligation for a variety of reasons. A defaulted obligation could become subject to either substantial workout negotiations or restructuring, which could entail, among other things, a substantial reduction in the interest rate, a substantial write down of principal, and a substantial change in the terms, conditions and covenants with respect to such defaulted obligation. In addition, such negotiations or restructuring could be quite extensive and protracted over time, and therefore could result in substantial uncertainty with respect to the ultimate recovery on such defaulted obligation. The liquidity for defaulted obligations could be limited, and to the extent that defaulted obligations are sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon. Furthermore, there can be no assurance that the ultimate recovery on any defaulted obligation will not be lower than the recovery rate assumed by the Fund.

Zero Coupon Or Deferred Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may invest in zero-coupon and deferred interest bonds.

     The Fund could invest in zero coupon bonds and deferred interest bonds, which are debt obligations issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations that provide for regular payments of interest.

Convertible Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may invest in convertible debt.

     The Fund could make investments in convertible debt securities and/or other instruments. Such debt could be unsecured and structurally or contractually subordinated to substantial amounts of senior indebtedness, all or a significant portion of which could be secured. Moreover, such debt investments could not be protected by financial covenants or limitations upon additional indebtedness and there is no minimum credit rating for such debt investments. Other factors could materially and adversely affect the market price and yield of such debt investments, including investor demand, changes in the financial condition of the applicable issuer, government fiscal policy and domestic or worldwide economic conditions.

Assignment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may invest in assignments.

     The Fund could also purchase assignments, which are arrangements whereby a creditor assigns an interest in a loan to the Fund. The purchaser of an assignment typically succeeds to all the rights and obligations of the assignor of the loan and becomes a lender under the loan agreement and other operative agreements relating to the portfolio investment. Assignments are, however, arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment could differ from, and be more limited than, those held by the assignor of the loan. In contrast to the rights of the Fund as an owner of a participation, the Fund, as an assignee, will generally have the right to receive directly from the obligor all payments of principal, interest and any fees to which it is entitled. In some assignments, the obligor could have the right to continue to make payments to the assignor with respect to the assigned portion of the loan. In such a case, the assignor would be obligated to receive such payments as agent for the Fund and to promptly pay over to the Fund such amounts as are received. As a purchaser of an assignment, the Fund typically will have the same voting rights as other lenders under the applicable loan agreement and will have the right to vote to waive enforcement of breaches of covenants. The Fund will also have the same rights as other lenders to enforce compliance by the obligor with the terms of the loan agreement, to set off claims against the obligor and to have recourse to collateral supporting the portfolio investment. As a result, the Fund is expected to not bear the credit risk of the assignor and the insolvency of an assignor of a loan should have little effect on the ability of the Fund to continue to receive payments of principal, interest or fees from the obligor. The Fund will, however, assume the credit risk of the obligor.

Bankruptcy Involvement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We could become involved in bankruptcy proceedings.

     In the event of a default or bankruptcy, certain investments could require the Fund to conduct substantial workout negotiations or restructuring. There are a number of significant risks when investing in entities that become involved in bankruptcy proceedings, including the following issues: (i) many events in a bankruptcy are the product of contested matters and adversary proceedings that are beyond the control of the creditors; (ii) a bankruptcy filing could have adverse and permanent effects on a property or an entity (for instance, the entity could lose its market position and key employees and otherwise become incapable of restoring itself as a viable entity, and, if the proceeding is converted to a liquidation, the liquidation value of the entity could not equal the liquidation value that was believed to exist at the time of the investment); (iii) the duration of a bankruptcy proceeding is difficult to predict and a creditor’s return on investment can be impacted adversely by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court, and until it ultimately becomes effective; (iv) certain claims, such as claims for taxes, wages, employee and worker pensions and certain trade claims, could have priority by law over the claims of certain creditors; (v) the administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors; (vi) creditors can lose their ranking and priority in a variety of circumstances, including if they exercise “domination and control” over a debtor and other creditors can demonstrate that they have been harmed by such actions; and (vii) the Fund is permitted to seek representation on creditors’ committees and as a member of a creditors’ committee it will generally owe certain obligations generally to all creditors similarly situated that the committee represents and it will generally be subject to various trading or confidentiality restrictions. Furthermore, bankruptcy laws could delay the ability of the Fund to realize on collateral for loan positions held by it or could adversely affect the priority of such loans through doctrines such as equitable subordination or could result in a restructuring of the debt through principles such as the “cramdown” provisions of the bankruptcy laws. In addition, the bankruptcy laws and regimes of certain jurisdictions outside the United States could be untested, subject to manipulation or change and not provide a proven venue to resolve a portfolio investment’s bankruptcy estate.

Econoic Recession Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Economic recessions or downturns could impair our portfolio companies and harm our operating results.

     Many of our portfolio companies may be susceptible to economic slowdowns or recessions and may be unable to repay our debt investments during these periods. Therefore, our non-performing assets may increase and the value of our portfolio is likely to decrease during these periods. Adverse economic conditions may also decrease the value of any collateral securing our senior secured first or second lien loans. A severe recession may further decrease the value of such collateral and result in losses of value in our portfolio and a decrease in our revenues, net income, assets and net worth. Unfavorable economic conditions could also increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us on terms we deem acceptable. These events could prevent us from increasing investments and harm our operating results.

     A return of recessionary conditions and/or continued negative developments in the domestic and international credit markets may significantly affect the markets in which we do business, the value of our loans and investments, and our ongoing operations, costs and profitability. Any such unfavorable economic conditions, including rising interest rates, may also increase our funding costs, limit our access to capital markets or negatively impact our ability to obtain financing, particularly from the debt markets. In addition, any future financial market uncertainty could lead to financial market disruptions and could further impact our ability to obtain financing. These events could limit our investment originations, limit our ability to grow and negatively impact our operating results and financial condition.

Origination Activities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may engage in origination activities.

     The Fund is expected to engage in the origination of debt or debt-linked securities, including hybrid debt, shareholder loans with associated debt-linked warrants, and preferred equity.

     When it originates debt or debt-linked securities, the Fund expects to rely significantly upon representations made by the issuer. There can be no assurance that such representations are accurate or complete, or that any due diligence undertaken would identify any misrepresentation or omission. Any misrepresentation or omission by an issuer to which the Fund originates debt could adversely affect the valuation of the collateral underlying the debt, or could adversely affect the ability of the Fund to perfect or foreclose on a lien on the collateral securing the debt, or could result in liability of the Fund to a subsequent purchaser of the debt.

Lender Protections Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	There can be no assurance that our investments will have adequate lender protections.

     The Fund will seek investments that include structural, covenant and other contractual protections determined appropriate under the circumstances. There can be no assurance that such protections will achieve their desired effect and potential investors should regard an investment in the Fund as being speculative and having a high degree of risk. The lending market is competitive and the ability of the Fund to own investments including strong protections will generally be affected by competition and terms that other lenders are willing to accept from borrowers. One concern of the Fund is the possibility of material misrepresentation or omission on the part of a borrower or other credit support providers. Such inaccuracy or incompleteness or breach of covenants could adversely affect the value of the borrower, any collateral securing an investment or the ability of the Fund to perfect or enforce a lien on the collateral securing an investment or otherwise impair the value of an investment.

     The Fund will rely upon the accuracy and completeness of representations made by borrowers, but cannot guarantee the accuracy or completeness of such representations. In addition, the Fund intends to rely on administrative agents and their representative to take actions that result in properly perfected liens, but there can be no guarantee that the intended results will be achieved.

Transaction Cost Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Frequent purchases and sales of investments could result in higher transaction costs.

     Purchases and sales of investments could be frequent and could result in higher transaction costs to the Fund. In addition, the Fund will bear the costs of structuring and ongoing administration and maintenance of any subsidiaries or other vehicles utilized in connection with the Fund’s investment program, and such costs can be material.

Mis Pricing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	There is no assurance that mispriced securities and instruments will be successfully recognized or acquired.

     The identification of investment opportunities that are mispriced by the market is a difficult task, and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in mispriced securities and other instruments offer opportunities for above average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses. Returns generated from the Fund’s investments could not adequately compensate for the business and financial risks assumed.

     The Fund could make certain speculative investments in securities and/or other instruments which the Fund believes to be mispriced by the market. However, there are no assurances that the securities and/or other instruments purchased are in fact mispriced by the market. In addition, the Fund could be required to hold such securities and/ or other instruments for a substantial period of time before realizing their anticipated value. During this period, a portion of the Fund’s capital would be committed to the securities and/or other instruments purchased, thus possibly preventing the Fund from investing in other opportunities. In addition, the Fund could finance such purchases with borrowed funds and thus will have to pay interest on such funds during such waiting period.

     In certain transactions, the Fund could not be “hedged” against market fluctuations, or, in liquidation situations, could not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

Widening Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We are susceptible to “widening” risk.

     For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the portfolio investments in which the Fund invests could decline substantially. In particular, purchasing assets at what could appear to be “undervalued” of “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale.

It could not be possible to predict, or to hedge against, such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein could still not reflect the true value of the portfolio investments invested by the Fund.

Conflict Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The Adviser and its affiliates, including our officers and some of our Trustees, may face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in increased risk-taking by us.

     The Adviser and its affiliates will receive substantial fees from us in return for its services, including certain incentive fees based on the amount of appreciation of our investments. These fees could influence the advice provided to us. Generally, the more equity we sell in public offerings and the greater the risk assumed by us with respect to our investments, the greater the potential for growth in our assets and profits (and, correlatively, the fees payable by us to the Adviser). These compensation arrangements could affect our Adviser’s or its affiliates’ judgment with respect to public offerings of equity and investments made by us, which allow the Adviser to earn increased investment advisory fees.

Resource Diversion Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The time and resources that individuals associated with the Adviser devote to us may be diverted, and we may face additional competition due to the fact that Guggenheim is not prohibited from raising money for or managing another entity that makes the same types of investments that we target.

     The Adviser currently manages other investment entities and is not prohibited from raising money for and managing future investment entities that make the same types of investments as those we target. As a result, the time and resources that our Adviser devotes to us may be diverted, and during times of intense activity in other programs, it may devote less time and resources to our business than is necessary or appropriate. In addition, we may compete with any such investment entity for the same investors and investment opportunities.

Conflict Of Interest Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The Adviser will experience conflicts of interest in connection with the management of our business affairs.

     Our Adviser will experience conflicts of interest in connection with the management of our business affairs, including those relating to the allocation of investment opportunities by the Adviser and its affiliates; compensation to the Adviser; services that may be provided by the Adviser and its affiliates to issuers in which we invest; investments by us and other clients of the Adviser, subject to the limitations of the 1940 Act; the formation of additional investment funds by the Adviser; differing recommendations given by the Adviser to us versus other clients; the Adviser’s use of information gained from issuers in our portfolio for investments by other clients, subject to applicable law; and restrictions on the Adviser’s use of “inside information” with respect to potential investments by us.

Conflict Of Interest Services Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The Adviser may face conflicts of interest with respect to services performed for issuers in which we invest.

     The Adviser and its affiliates may provide a broad range of financial services to companies in which we invest, in compliance with applicable law, and will generally be paid fees for such services. In addition, affiliates of the Adviser may act as underwriters or placement agents in connection with an offering of securities by one of the companies in our portfolio. Any compensation received by the Adviser for providing these services will not be shared with us and may be received before we realize a return on our investment. The Adviser may face conflicts of interest with respect to services performed for these companies, on the one hand, and investments recommended to us, on the other hand.

Adviser Conflict Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The Adviser has incentives to favor its other accounts and clients over us, which may result in conflicts of interest that could be harmful to us.

     Because our Adviser manages assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), certain conflicts of interest are present. For instance, the Adviser may receive fees from certain accounts that are higher than the fees received by the Adviser from us, or receive a more favorable performance-based fee on certain accounts. In those instances, a portfolio manager for the Adviser has an incentive to favor the higher fee and/or higher performance-based fee accounts over us. In addition, a conflict of interest exists to the extent the Adviser has proprietary investments in certain accounts, where its portfolio managers or other employees have personal investments in certain accounts, or when certain accounts are investment options in the Adviser’s employee benefit plans. The

Adviser has an incentive to favor these accounts over us. Our Board of Trustees will be responsible for monitoring these conflicts.

Other Adviser Relationships Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The Adviser is not restricted from entering into other investment advisory relationships; the Adviser’s actions on behalf of its other accounts and clients may be adverse to us and our investments.

     The Adviser manages assets for accounts other than us, including private investment funds (for purposes of this section, “Adviser Funds”). Actions taken by the Adviser on behalf of its Adviser Funds may be adverse to us and our investments, which could harm our performance. For example, we may invest in the same credit obligations as other Adviser Funds, and, to the extent permitted under the 1940 Act, our investments may include different obligations of the same issuer. Decisions made with respect to the securities held by one Adviser Fund may cause (or have the potential to cause) harm to the different class of securities of the issuer held by other Adviser Funds (including us). As a further example, the Adviser may manage accounts that engage in short sales of (or otherwise take short positions in) securities or other instruments of the type in which we invest, which could harm our performance for the benefit of the accounts taking short positions, if such short positions cause the market value of the securities to fall.

Adviser Restrictions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Our Adviser will face restrictions on its use of inside information about existing or potential investments that it acquires through its relationships with other advisory clients, and those restrictions may limit the freedom of our Adviser to enter into or exit from investments for us, which could have an adverse effect on our results of operations.

     In the course of performing its duties, the members, officers, directors, employees, principals or affiliates of our Adviser may come into possession of material, non-public information. The possession of such information may be detrimental to us, limiting the ability of our Adviser to buy or sell a security or otherwise to participate in an investment opportunity for us. In certain circumstances, employees of our Adviser may serve as board members or in other capacities for portfolio or potential portfolio companies, which could restrict our ability to trade in the securities of such companies. For example, if personnel of the Adviser come into possession of material non-public information with respect to our investments, such personnel will be restricted by Guggenheim’s information-sharing policies and procedures, or by law or contract from sharing such information with our management team, even where the disclosure of such information would be in our best interests or would otherwise influence decisions taken by the members of the management team with respect to that investment. This conflict and these procedures and practices may limit the freedom of our Adviser to enter into or exit from potentially profitable investments for us, which could have an adverse effect on our results of operations. Accordingly, there can be no assurance that we will be able to fully leverage the resources and industry expertise of our Adviser’s other businesses. Additionally, there may be circumstances in which one or more individuals associated with the Adviser will be precluded from providing services to us because of certain confidential information available to those individuals or to other parts of the Adviser.

Adviser Incentive Fees Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may be obligated to pay our Adviser incentive fees even if we incur a net loss due to a decline in the value of our portfolio and even if our earned interest income is not payable in cash.

     The Investment Advisory Agreement entitles Guggenheim to receive an incentive fee based on our pre-incentive fee net investment income regardless of any capital losses. In such case, we may be required to pay Guggenheim an incentive fee for a fiscal quarter even if there is a decline in the value of our portfolio or if we incur a net loss for that quarter.

     Any incentive fee payable by us that relates to our pre-incentive fee net investment income may be computed and paid on income that may include interest that has been accrued but not yet received or interest in the form of securities received rather than cash (i.e., PIK income). If a portfolio company defaults on a loan that is structured to provide accrued interest income, it is possible that accrued interest income previously included in the calculation of the incentive fee will become uncollectible. Our Adviser is not obligated to reimburse us for any part of the incentive fee it received that was based on accrued interest income that we never received as a result of a subsequent default, and such circumstances would result in our paying a subordinated incentive fee on income we never receive. PIK income will be counted toward the incentive fee that we are obligated to pay our Adviser, even though we do not receive the income in the form of cash.

     The quarterly incentive fee on income that we pay is recognized and paid without regard to: (i) the trend of pre-incentive fee net investment income on adjusted capital over multiple quarters in arrears, which may in fact be consistently less than the preference return, or (ii) the net income or net loss in the current calendar quarter, the current year or any combination of prior periods.

Speculative Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Our incentive fee may induce our Adviser to make speculative investments.

     The Adviser and its affiliates receive substantial fees from us in return for their services, and these fees could influence the advice provided to us. We pay the Adviser an incentive fee that is based on the performance of our portfolio and an annual base management fee that is based on the value of our net assets as of the beginning of the first business day of the month. Because the incentive fee is based on the performance of our portfolio, the Adviser may be incentivized to make investments on our behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee is determined may also encourage the Adviser to use leverage to increase the return on our investments. Our compensation arrangements could therefore result in our making riskier or more speculative investments than would otherwise be the case. This could result in higher investment losses, particularly during cyclical economic downturns.

Affiliate Transaction Restriction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Our ability to enter into transactions with our affiliates will be restricted.

     We will be prohibited under the 1940 Act from participating in certain transactions with certain of our affiliates without the prior approval of a majority of the Independent Trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act, and we will generally be prohibited from buying or selling any securities from or to such affiliate on a principal basis, absent the prior approval of our Board of Trustees and, in some cases, the SEC. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction is considered a joint transaction), without prior approval of our Board of Trustees and, in some cases, the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers, trustees or their affiliates. The SEC has interpreted the BDC regulations governing transactions with affiliates to prohibit certain joint transactions involving entities that share a common investment adviser. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any portfolio company that is controlled by a fund managed by the Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us.

     Guggenheim has received an exemptive order from the SEC that permits us to, among other things, co-invest in privately-negotiated transactions alongside other funds, including funds managed by the Adviser and certain of its affiliates. Our exemptive order is subject to certain terms and conditions. Accordingly, when we co-invest in privately-negotiated transactions with other entities managed by the Adviser, those transactions will be subject to the various conditions contained in the SEC exemptive order pertaining to co-investment transactions. However, if we co-invest in transactions with other entities managed by the Adviser which are not subject to the various conditions contained in our exemptive order, then those transactions will be subject to the limited circumstances currently permitted by applicable SEC staff guidance and interpretations. We have adopted Guggenheim’s allocation policy, which is designed to fairly and equitably distribute investment opportunities among funds or pools of capital managed by Guggenheim. Such allocation policy will ensure that we will be presented with all investment opportunities that fit within our investment strategy and that we will have the ability to invest in those opportunities alongside other Guggenheim clients on equal terms.

     In situations when co-investment with affiliates’ other clients is not permitted under the 1940 Act and related rules, existing or future staff guidance or the terms and conditions of exemptive relief granted to us by the SEC (as discussed above), our Adviser will need to decide which client or clients will proceed with the investment. Generally, we will not have an entitlement to make a co-investment in these circumstances and, to the extent that another client elects to proceed with the investment, we will not be permitted to participate. Moreover, except in certain circumstances, we will be unable to invest in any issuer in which an affiliate’s other client holds a controlling interest.

Investent Conflict Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may make investments that could give rise to a conflict of interest.

     We do not expect to invest in, or hold securities of, companies that are controlled by our affiliates’ other clients. However, an affiliate’s other clients may invest in, and gain control over, one of our portfolio companies. If an affiliate’s other client, or clients, gains control over one of our portfolio companies, it may create conflicts of interest and may subject us to certain restrictions under the 1940 Act. As a result of these conflicts and restrictions, our Adviser may be unable to implement our investment strategies as effectively as it could have in the absence of such conflicts or restrictions. For example, as a result of a conflict or restriction, our Adviser may be unable to engage in certain transactions that it would otherwise pursue. In order to avoid these conflicts and restrictions, our Adviser may choose to exit these investments prematurely and, as a result, we would forego any positive returns associated with such investments. In addition, to the extent that an affiliate’s other clients hold a different class of securities than us as a result of such transactions, our interests may not be aligned.

Adviser Difference Of Advice Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The recommendations given to us by the Adviser may differ from those rendered to its other clients.

     The Adviser and its affiliates may give advice and recommend securities to other clients that may differ from advice given to, or securities recommended or bought for, us even though such other clients’ investment objectives may be similar to ours.

Adviser Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Our Adviser’s liability is limited under the Investment Advisory Agreement, and we are required to indemnify our Adviser against certain liabilities, which may lead our Adviser to act in a riskier manner on our behalf than it would when acting for its own account.

     Our Adviser has not assumed any responsibility to us other than to render the services described in the Investment Advisory Agreement, and its assets will not be available to satisfy our debts and obligations. The Adviser will not be responsible for any action of our Board of Trustees in declining to follow our Adviser’s advice or recommendations. Pursuant to the Investment Advisory Agreement, our Adviser and its directors, officers, shareholders, members, agents, employees, controlling persons and any other person or entity affiliated with, or acting on behalf of, the Adviser will not be liable to us for their acts under the Investment Advisory Agreement (absent willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties). We have also agreed to indemnify, defend and protect our Adviser and its directors, officers, shareholders, members, agents, employees, controlling persons and any other person or entity affiliated with, or acting on behalf of, the Adviser with respect to all damages, liabilities, costs and expenses resulting from acts of our Adviser (not arising out of willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties). These protections may lead our Adviser to act in a riskier manner when acting on our behalf than it would when acting for its own account.

Affiliate Of The Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	An affiliate of the Adviser (the “Affiliate”) is party to a settlement agreement with the SEC and is subject to remedial sanctions and a cease-and-desist order.

     In August 2015, the Affiliate settled all matters relating to an investigation by the SEC, including matters relating to a failure to disclose a potential conflict of interest in connection with a $50 million loan that a senior executive received from an advisory client and inadvertently billing management fees of $6.5 million to non-managed assets of one client. The Affiliate neither admitted nor denied the findings contained in the SEC order. In connection with implementing the settlement agreement, remedial sanctions and a cease-and-desist order have been entered against the Affiliate. Additionally, the SEC censured the Affiliate and ordered it to pay a $20 million civil penalty. This settlement does not impose any restrictions on the Affiliate’s future business activities.

Qualifying Asset Requirement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The requirement that we invest a sufficient portion of our assets in qualifying assets could preclude us from investing in accordance with our current business strategy; conversely, the failure to invest a sufficient portion of our assets in qualifying assets could result in our failure to maintain our status as a BDC.

     As a BDC, the 1940 Act prohibits us from acquiring any assets other than certain qualifying assets, unless at the time of and after giving effect to such acquisition, at least 70% of our total assets are qualifying assets. Therefore, we may be precluded from investing in what we believe are attractive investments if such investments are not qualifying assets. Conversely, if we fail to invest a sufficient portion of our assets in qualifying assets, we could lose our status as a BDC, which would have a material adverse effect on our business, financial condition and result of operations. Similarly, these rules could prevent us from making additional investments in existing portfolio companies, which could result in the dilution of our position, or could require us to dispose of investments at an inopportune time to comply with the 1940 Act. If we were forced to sell non-qualifying investments in the portfolio for compliance purposes, the proceeds from such sale could be significantly less than the current value of such investments.

B D C Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Failure to maintain our status as a BDC would reduce our operating flexibility.

     If we do not remain a BDC, we might be regulated as a closed-end investment company under the 1940 Act, which would subject us to substantially more regulatory restrictions and correspondingly decrease our operating flexibility.

B D C And R I C Regulation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Regulations governing our operation as a BDC and RIC will affect our ability to raise capital and the way in which we raise additional capital or borrow for investment purposes, which may have a negative effect on our growth. As a BDC, the necessity of raising additional capital may expose us to risks, including risks associated with leverage.

     As a result of our need to satisfy the annual distribution requirement in order to be subject to tax as a RIC, we may need to access the capital markets periodically to raise cash to fund new investments in portfolio companies. We may issue “senior securities,” including borrowing money from banks or other financial institutions, only in amounts such that our asset coverage is at least equal to any then-current asset coverage requirements under the 1940 Act. Recent legislation has reduced the asset coverage requirements for BDCs, subject to certain approvals and conditions. If we issue senior securities, we will be exposed to risks associated with leverage, including an increased risk of loss. Our ability to issue different types of securities is also limited. Compliance with these distribution requirements may unfavorably limit our investment opportunities and reduce our ability in comparison to other companies to profit from favorable spreads between the rates at which we can borrow and the rates at which we can lend.

     We may borrow for investment purposes. If the value of our assets declines, we may be unable to satisfy the asset coverage test, which would prohibit us from paying distributions and could prevent us from being subject to tax as a RIC, which would generally result in a corporate-level tax on any income and net gains. If we cannot satisfy the asset coverage test, we may be required to sell a portion of our investments and, depending on the nature of our debt financing, repay a portion of our indebtedness at a time when such sales may be disadvantageous. Also, any amounts that we use to service our indebtedness would not be available for distributions to our shareholders.

Debt Financing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	If we cannot obtain debt financing or equity capital on acceptable terms, our ability to acquire investments and to expand our operations will be adversely affected.

     The net proceeds from the sale of Common Shares will be used for our investment opportunities, and, if necessary, the payment of operating expenses and the payment of various fees and expenses, such as management fees, incentive fees and other fees and distributions. Any working capital reserves we maintain may not be sufficient for investment purposes, and we may require additional debt financing or equity capital to operate. Pursuant to tax rules that apply to us, we will be required to distribute dividends for U.S. federal income tax purposes each taxable year generally of an amount at least equal to 90% of the sum of our net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to our shareholders in order to maintain our ability to be subject to tax as a RIC. Accordingly, in the event that we need additional capital in the future for investments or for any other reason, we may need to access the capital markets periodically to issue debt or equity securities or borrow from financial institutions in order to obtain such additional capital. These sources of funding may not be available to us due to unfavorable economic conditions, which could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us. Consequently, if we cannot obtain further debt or equity financing on acceptable terms, our ability to acquire additional investments and to expand our operations will be adversely affected. As a result, we would be less able to achieve portfolio diversification and our investment objectives, which may negatively impact our results of operations and reduce our ability to make distributions to our shareholders.

Future Funding Source Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We are uncertain of our sources for funding our future capital needs; if we cannot obtain debt or equity financing on acceptable terms, our ability to acquire investments and to expand our operations will be adversely affected.

     The net proceeds from the sale of Common Shares will be used for our investment opportunities, operating expenses and for payment of various fees and expenses such as base management fees, incentive fees and other expenses. Any working capital reserves we maintain may not be sufficient for investment purposes, and we may require debt or equity financing to operate. Accordingly, in the event that we develop a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to us. Consequently, if we cannot obtain debt or equity financing on acceptable terms, our ability to acquire investments and to expand our operations will be adversely affected. As a result, we would be less able to create and maintain a broad portfolio of investments and achieve our investment objectives, which may negatively impact our results of operations and reduce our ability to make distributions to our shareholders.

Non Diversified Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We are a non-diversified investment company within the meaning of the 1940 Act, and therefore we are not limited with respect to the proportion of our assets that may be invested in securities of a single issuer.

     We are classified as a non-diversified investment company within the meaning of the 1940 Act, which means that we are not limited by the 1940 Act with respect to the proportion of our assets that we may invest in securities of a single issuer. Under the 1940 Act, a “diversified” investment company is required to invest at least 75% of the value of its total assets in cash and cash items, government securities, securities of other investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of such company and no more than 10% of the outstanding voting securities of such issuer. As a non-diversified investment company, we are not subject to this requirement. To the extent that we assume large positions in the securities of a small number of issuers, or within a particular industry, our NAV may fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or the market’s assessment of the issuer. We may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company or to a general downturn in the economy. However, we will be subject to the diversification requirements applicable to RICs under Subchapter M of the Code.

Leverage Amplification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Utilizing leverage in our investment strategy amplifies the potential downside risk associated with amounts invested in our securities. In effect, the use of borrowed funds may magnify losses during adverse market conditions, thereby increasing the inherent risk for our investors. Moreover, the associated financing costs and increased debt servicing obligations can adversely impact the overall return on our assets and diminish the cash flow available for distributions, potentially resulting in material losses.

     The use of borrowings—commonly referred to as leverage—amplifies the volatility of our investments by increasing both the potential for gains and the risk of losses on our invested equity capital. When we finance a portion of our investments through borrowings from banks, other lenders, or through reverse repurchase agreements, our shareholders are exposed to heightened risks. Although the Fund may, in the future, add leverage through the issuance of preferred shares, we currently do not intend to do so.

     Leverage increases the variability of our net income, distributions, and NAV relative to market fluctuations. For example, if the value of our assets declines, the negative impact on NAV will be magnified, and any decrease in income will similarly result in a sharper decline in net income and distributions. In this context, higher costs and expense sensitivity are inherent: increased interest expenses—coupled with potential rises in management and incentive fees—reduce the cash available for distributions to shareholders. Moreover, should financing costs increase, the cost of leverage may exceed the yield on our investments.

Additionally, our use of leverage is subject to several key risks:

•	Covenant and Liquidity Risks: Credit facilities and unsecured notes impose financial and operating covenants that may restrict our business activities. If these covenants are breached or if financing is not available on favorable terms—or at all—we may be forced to sell assets at depressed prices to satisfy our obligations. Such scenarios could materially impair our operations, limit our ability to incur additional borrowings, or restrict distributions to shareholders.
•	Subordination and Collateral Risks: In certain financing arrangements, including reverse repurchase agreements, the Fund’s assets and even shareholders’ investments may be used as collateral. In a default scenario, the rights of our shareholders could be subordinated to those of our lenders, potentially resulting in forced liquidation or asset sales at unfavorable prices.

     Our overall leverage strategy is determined by the Adviser in conjunction with our Board of Trustees, a majority of whom are Independent Trustees, based on prevailing market conditions and other relevant factors. There can be no assurance that leveraged financing will always be available on favorable terms, and any use of leverage will result in financing costs that reduce cash available for distributions. Furthermore, if we are unable to meet our financing obligations, we risk the loss of some or all of our assets on account of, among other reasons, our needing to liquidate or otherwise sell our investments at disadvantageous times and/or prices to meet our obligations.

     Finally, credit facilities and unsecured notes also impose additional restrictions. Failure to renew or secure new or replacement financing on acceptable terms could force asset sales under unfavorable conditions, further magnifying the risks associated with leverage. While leverage has the potential to enhance returns when investment yields exceed the cost of funds, it equally increases the risk of capital losses when yields fall short.

     Our status as a RIC under Subchapter M of the Code is contingent upon our ability to make timely and sufficient distributions to our shareholders. A failure to make the distributions required to maintain our tax-favored status could result in adverse tax consequences for both the Fund and its shareholders, potentially undermining the Fund’s overall performance.

     In addition, our ongoing operations depend on our ability to secure and renew financing facilities on favorable terms. A failure to renew existing credit facilities, or to secure new or replacement debt facilities, issue additional debt securities, or otherwise obtain evidences of indebtedness, could materially impair our business, financial condition, results of operations, and liquidity. In such a scenario, we may be forced to sell assets under unfavorable market conditions, thereby exacerbating our financial difficulties and further restricting our ability to make required distributions.

     The combined risk of failing to meet distribution requirements and the inability to access adequate financing may ultimately jeopardize our tax status as a RIC, diminish shareholder returns, and have a material adverse effect on the Fund’s ability to pursue its investment strategy.

Credit Facility Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may default under our credit facilities.

     In the event we default under a credit facility or other borrowings, our business could be adversely affected as we may be forced to sell a portion of our investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.

Credit Rating Accuracy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Our current or future credit ratings may not reflect all risks of an investment in our debt securities.

     Any current or future credit ratings of us are an assessment by third parties of our ability to pay our obligations. Consequently, real or anticipated changes in our current or future credit ratings will generally affect the market value of our debt securities. Our current or future credit ratings, however, may not reflect the potential impact of risks related to market conditions generally or other factors discussed above on the market value of or trading market for the publicly issued debt securities.

Violatile N A V Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	If we issue preferred shares or convertible debt securities, the NAV of our Common Shares may become more volatile.

     We cannot assure you that the issuance of preferred shares and/or convertible debt securities would result in a higher yield or return to the holders of our Common Shares. The issuance of preferred shares or convertible debt would likely cause the NAV of our Common Shares to become more volatile. If the dividend rate on the preferred shares, or the interest rate on the convertible debt securities, were to approach the net rate of return on our investment portfolio, the benefit of such leverage to the holders of our Common Shares would be reduced. If the dividend rate on the preferred shares, or the interest rate on the convertible debt securities, were to exceed the net rate of return on our portfolio, the use of leverage would result in a lower rate of return to the holders of Common Shares than if we had not issued the preferred shares or convertible debt securities. Any decline in the NAV of our investment would be borne entirely by the holders of our Common Shares. Therefore, if the market value of our portfolio were to decline, the leverage would result in a greater decrease in NAV to the holders of our Common Shares than if we were not leveraged through the issuance of preferred shares or debt securities.

     There is also a risk that, in the event of a sharp decline in the value of our net assets, we would be in danger of failing to maintain required asset coverage ratios, which may be required by the preferred shares or convertible debt, or our current investment income might not be sufficient to meet the dividend requirements on the preferred shares or the interest payments on the debt securities. In order to counteract such an event, we might need to liquidate investments in order to fund the redemption of some or all of the preferred shares or convertible debt. In addition, we would pay (and the holders of our Common Shares would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares, debt securities, convertible debt, or any combination of these securities. Holders of preferred shares or convertible debt may have different interests than holders of Common Shares and may at times have disproportionate influence over our affairs.

Shareholder Voting Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Holders of any preferred shares that we may issue will have the right to elect certain members of our Board of Trustees and have class voting rights on certain matters.

     The 1940 Act requires that holders of preferred shares must be entitled as a class to elect two trustees at all times and to elect a majority of the trustees if dividends on such preferred shares are in arrears by two years or more, until such arrearage is eliminated. In addition, certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred shares, including changes in fundamental investment restrictions and conversion to open-end status and, accordingly, preferred shareholders could veto any such changes. Restrictions imposed on the declarations and payment of dividends or other distributions to the holders of our Common Shares and preferred shares, both by the 1940 Act and by requirements imposed by rating agencies, might impair our ability to maintain our tax treatment as a RIC for U.S. federal income tax purposes.

Credit Facility Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Provisions in a credit facility may limit our investment discretion.

     A credit facility may be backed by all or a portion of our loans and securities on which the lenders will have a security interest. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instrument we enter into with lenders. We expect that any security interests we grant will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, we expect that the custodian for our securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If we were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of our assets securing such debt, which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In connection with one or more credit facilities entered into by the Fund, distributions to shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby.

     In addition, any security interests and/or negative covenants required by a credit facility may limit our ability to create liens on assets to secure additional debt and may make it difficult for us to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if our borrowing base under a credit facility were to decrease, we may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of our assets are secured at the time of such a borrowing base deficiency, we could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on our ability to fund future investments and to make distributions.

     In addition, we may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on our business and financial condition. This could reduce our liquidity and cash flow and impair our ability to grow our business.

Changes In Interest Rate Cost Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Changes in interest rates may affect our cost of capital and net investment income.

     Since we use debt to finance a portion of our investments, our net investment income will depend, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates when we have debt outstanding, our cost of funds will increase, which could reduce our net investment income. We expect that our long-term fixed-rate investments will be financed primarily with equity and long-term debt. We may use interest rate risk management techniques in an effort to limit our exposure to interest rate fluctuations. These techniques may include various interest rate hedging activities to the extent permitted by the 1940 Act. These activities may limit our ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on our business, financial condition and results of operations.

S E C Compliance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Compliance with SEC Rule 18f-4 governing derivatives and use of leverage may limit our investment discretion.

     Among other things, Rule 18f-4 under the 1940 Act, eliminates the asset segregation framework arising from prior SEC guidance for covering positions in derivatives and certain financial instruments. Rule 18f-4 also limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), such as the Fund, however, would not be subject to the full requirements of Rule 18f-4. The Fund has adopted policies and procedures to comply with the requirements of the rule. Compliance with Rule 18f-4 may limit our ability to use derivatives and/or enter into certain other financial contracts.

Common Share Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Investing in our Common Shares involves a high degree of risk.

     The investments we make in accordance with our investment objectives may result in a higher amount of risk than alternative investment options and volatility or loss of principal. Our investments in portfolio companies may be highly speculative and aggressive and, therefore, an investment in our Common Shares may not be suitable for someone with lower risk tolerance.

Distribution Payment Uncertainty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may have difficulty paying distributions and the tax character of any distributions is uncertain.

     We generally intend to distribute substantially all of our available earnings annually by paying distributions on a monthly basis, as determined by the Board of Trustees in its discretion. We cannot assure investors that we will achieve investment results that will allow us to make a specified level of cash distributions or year-to-year increases in cash distributions. Our ability to pay distributions might be adversely affected by the impact of one or more of the risk factors described in this prospectus. Due to the asset coverage test applicable to us under the 1940 Act as a BDC, we may be limited in our ability to make distributions. In addition, if we enter into a credit facility or any other borrowing facility, for so long as such facility is outstanding, we anticipate that we may be required by its terms to use all payments of interest and principal that we receive from our current investments as well as any proceeds received from the sale of our current investments to repay amounts outstanding thereunder, which could adversely affect our ability to make distributions.

     Furthermore, the tax treatment and characterization of our distributions may vary significantly from time to time due to the nature of our investments. The ultimate tax characterization of our distributions made during a taxable year may not finally be determined until after the end of that taxable year. We may make distributions during a taxable year that exceed our investment company taxable income and net capital gains for that taxable year. In such a situation, the amount by which our total distributions exceed investment company taxable income and net capital gains generally would be treated as a return of capital up to the amount of a shareholder’s tax basis in the Common Shares, with any amounts exceeding such tax basis treated as a gain from the sale or exchange of such Common Shares. A return of capital generally is a return of a shareholder’s investment rather than a return of earnings or gains derived from our investment activities. Moreover, we may pay all or a substantial portion of our distributions from borrowings or sources other than cash flow from operations in anticipation of future cash flow, which could constitute a return of shareholders’ capital and will lower such shareholders’ tax basis in our Common Shares, which may result in increased tax liability to shareholders when they sell such Common Shares.

Requirement 1934 Act Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Certain investors will be subject to 1934 Act filing requirements.

     Because our Common Shares will be registered under the 1934 Act, ownership information for any person who beneficially owns 5% or more of our Common Shares will have to be disclosed in a Schedule 13G or other filings with the SEC. Beneficial ownership for these purposes is determined in accordance with the rules of the SEC, and includes having voting or investment power over the securities. In some circumstances, our shareholders who choose to reinvest their dividends may see their percentage stake in the Fund increased to more than 5%, thus triggering this filing requirement. Each shareholder is responsible for determining their filing obligations and preparing the filings. In addition, our shareholders who hold more than 10% of a class of our Common Shares may be subject to Section 16(b) of the 1934 Act, which recaptures for the benefit of the Fund profits from the purchase and sale of registered stock (and securities convertible or exchangeable into such registered stock) within a six-month period.

Common Share Repurchase Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Our Common Shares are not listed on a securities exchange and our shareholders have limited liquidity. In addition, the timing of our repurchase offers pursuant to our share repurchase program may be at a time that is disadvantageous to our shareholders, and to the extent our shareholders are able to sell their Common Shares under the share repurchase program, our shareholders may not be able to recover the amount of their investment in our Common Shares.

     Our Common Shares are illiquid investments for which there is not and will likely not be a secondary market. We do not currently intend to list our Common Shares on a national securities exchange. There can be no guarantee that we will conduct a public offering and list our Common Shares on a national securities exchange. Investment in the Fund is suitable only for sophisticated investors and requires the financial ability and willingness to accept the high risks and lack of liquidity inherent in an investment in the Fund. Therefore, our shareholders will have limited liquidity and may not receive a full return of invested capital upon selling their Shares or upon liquidation of the Company. While we may consider a liquidity event at any time in the future, we currently do not intend to undertake a liquidity event, and we are not obligated by our Declaration of Trust or otherwise to effect a liquidity event at any time.

     Liquidity for your Common Shares will be limited to participation in our share repurchase program, which we have no obligation to maintain. When we make quarterly repurchase offers pursuant to the share repurchase program, we will offer to repurchase Common Shares at a price that is estimated to be equal to our NAV per share as of the expiration date of the tender offer, which may be lower than the price you paid for our Common Shares. As a result, to the extent you paid a price that includes the related sales load and to the extent you have the ability to sell your Common Shares pursuant to our share repurchase program, the price at which you may sell Common Shares may be lower than the amount you paid in connection with the purchase of our Common Shares.

Capital Investent Time Frame Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may be unable to invest a significant portion of our investment capital on acceptable terms in an acceptable timeframe.

     Delays in investing our capital may impair our performance. We cannot assure you that we will be able to identify investments that meet our investment objectives or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds of our offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.

     Before making investments, we may invest available capital primarily in cash, cash equivalents, U.S. government securities, repurchase agreements and/or other high-quality debt instruments maturing in one year or less from the time of investment. This will produce returns that are significantly lower than the returns we expect to achieve when our portfolio is fully invested in securities meeting our investment objectives. As a result, any distributions that we pay while our portfolio is not fully invested in securities meeting our investment objectives may be lower than the distributions that we may be able to pay when our portfolio is fully invested in securities meeting our investment objectives.

Dilution Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Your interest in us may be diluted if we issue additional Common Shares, which could reduce the overall value of an investment in us.

     All distributions declared in cash payable to shareholders that are participants in our distribution reinvestment plan will generally be automatically reinvested in our Common Shares. As a result, shareholders that do not participate in our distribution reinvestment plan may experience dilution over time.

     Holders of our Common Shares will not have preemptive rights to any shares we issue in the future. Our Declaration of Trust allows us to issue an unlimited number of Common Shares. After you purchase Common Shares in the offering, our Board of Trustees may elect, without shareholder approval, to: (1) sell additional Common Shares in this or future public offerings; (2) issue Common Shares or interests in any of our subsidiaries in private offerings; (3) issue Common Shares upon the exercise of the options we may grant to our Independent Trustees or future employees; or (4) subject to applicable law, issue Common Shares in payment of an outstanding obligation to pay fees for services rendered to us. To the extent we issue additional Common Shares after your purchase in the offering, your percentage ownership interest in us will be diluted. Because of these and other reasons, our shareholders may experience substantial dilution in their percentage ownership of our Common Shares or their interests in the underlying assets held by our subsidiaries.

Preferred Share Issuance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Preferred shares could be issued with rights and preferences that would adversely affect holders of our Common Shares.

     Under the terms of our Declaration of Trust, our Board of Trustees is authorized to issue preferred shares in one or more series without shareholder approval, which could potentially adversely affect the interests of existing shareholders. The issuance of preferred shares with dividend or conversion rights, liquidation preferences or other economic terms favorable to the holders of preferred shares could adversely affect our Common Shares by making an investment in the Common Shares less attractive. In addition, the dividends on any preferred shares we issue must be cumulative. Payment of dividends and repayment of the liquidation preference of preferred shares must take preference over any distributions or other payments to our shareholders, and holders of preferred shares are not subject to any of our expenses or losses and are not entitled to participate in any income or appreciation in excess of their stated preference (other than convertible preferred shares that converts into Common Shares). In addition, under the 1940 Act, participating preferred shares constitutes a “senior security” for purposes of any then-current asset coverage test.

Benefit Plan Investor Consideration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Special considerations for certain benefit plan investors.

     We intend to conduct our affairs so that our assets should not be deemed to constitute “plan assets” under ERISA and certain U.S. Department of Labor regulations promulgated thereunder, as modified by Section 3(42) of ERISA (the “Plan Asset Regulations”). In this regard, if any class of the Common Shares were not considered “publicly-offered securities” within the meaning of the Plan Asset Regulations, we intend to prohibit “benefit plan investors” within the meaning of the Plan Asset Regulations from acquiring Common Shares that are part of a class of Common Shares which are not considered “publicly-offered securities.” As of the date of this prospectus, we believe all classes of Common Shares that are currently outstanding are “publicly-offered securities” within the meaning of the Plan Asset Regulations.

     If, notwithstanding our intent, the assets of the Fund were deemed to be “plan assets” of any shareholder that is a “benefit plan investor” under the Plan Asset Regulations (a “Benefit Plan Investor”), this would result, among other things, in (i) the application of the prudence and other fiduciary responsibility standards of ERISA to investments made by the Fund, and (ii) the possibility that certain transactions in which the Fund might seek to engage could constitute “prohibited transactions” under ERISA and the Code. If a prohibited transaction occurs for which no exemption is available, the Adviser and/or any other fiduciary that has engaged in the prohibited transaction could be required to (i) restore to the Benefit Plan Investor any profit realized on the transaction and (ii) reimburse the Benefit Plan Investor for any losses suffered by the Benefit Plan Investor as a result of the investment. In addition, each disqualified person (within the meaning of Section 4975 of the Code) involved could be subject to an excise tax equal to 15% of the amount involved in the prohibited transaction for each year the transaction continues and, unless the transaction is corrected within statutorily required periods, to an additional tax of 100%. The fiduciary of a Benefit Plan Investor who decides to invest in the Fund could, under certain circumstances, be liable for prohibited transactions or other violations as a result of their investment in the Fund or as co-fiduciaries for actions taken by or on behalf of the Fund or the Adviser. With respect to a Benefit Plan Investor that is an IRA that invests in the

Fund, the occurrence of a prohibited transaction involving the individual who established the IRA, or his or her beneficiaries, would cause the IRA to lose its tax-exempt status.

     For any class of Common Shares deemed not to be “publicly traded securities” within the meaning of the Plan Asset Regulations, we have the power to (a) exclude any shareholder or potential shareholder from purchasing such class of Common Shares; (b) prohibit any redemption of such class of Common Shares; and (c) redeem some or all Common Shares held by any holder if, and to the extent that, our Board of Trustees determines that there is a substantial likelihood that such holder’s purchase, ownership or redemption of Common Shares would result in our assets to be characterized as “plan assets,” for purposes of the fiduciary responsibility or prohibited transaction provisions of ERISA or Section 4975 of the Code, and all Common Shares of the Fund shall be subject to such terms and conditions.

Merger Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	No shareholder approval is required for certain mergers.

     The Independent Trustees of our Board of Trustees may undertake to approve mergers between us and certain other funds or vehicles. Subject to the requirements of the 1940 Act, such mergers will not require shareholder approval so you will not be given an opportunity to vote on these matters unless such mergers are reasonably anticipated to result in a material dilution of the NAV per share of the Fund. These mergers may involve funds managed by affiliates of Guggenheim. The Independent Trustees may also convert the form and/or jurisdiction of organization, including to take advantage of laws that are more favorable to maintaining board control in the face of dissident shareholders.

Takeover Deferment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Certain provisions of our Declaration of Trust and actions of the Board of Trustees could deter takeover attempts and have an adverse impact on the value of our Common Shares.

     Our Declaration of Trust, as well as certain statutory and regulatory requirements, contains certain provisions that may have the effect of discouraging a third party from attempting to acquire us. Our Board of Trustees may, without shareholder action, authorize the issuance of shares in one or more classes or series, including shares of preferred shares; and our Board of Trustees may, without shareholder action, amend our Declaration of Trust to increase the number of our shares, of any class or series, that we will have authority to issue. These anti-takeover provisions may inhibit a change of control in circumstances that could give the holders of our Common Shares the opportunity to realize a premium over the value of our Common Shares.

Common Share N A V Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The NAV of our Common Shares may fluctuate significantly.

     The NAV and liquidity, if any, of the market for our Common Shares may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include:

•	changes in the value of our portfolio of investments and derivative instruments;
•	changes in regulatory policies or tax guidelines, particularly with respect to RICs or BDCs;
•	loss of RIC or BDC status;
•	distributions that exceed our net investment income and net income as reported according to GAAP;
•	changes in earnings or variations in operating results;
•	changes in the value of our portfolio of investments;
•	changes in accounting guidelines governing valuation of our investments;
•	any shortfall in revenue or net income, or any increase in losses from levels expected by investors;
•	departure of our Adviser or certain of its key personnel;
•	operating performance of companies comparable to us;
•	general economic trends and other external factors; and
•	loss of a major funding source.

Shareholder Repurchase Request Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Economic events that may cause our shareholders to request that we repurchase their shares may materially adversely affect our cash flow and our results of operations and financial condition.

     Events affecting economic conditions in the U.S. and/or elsewhere or globally, such as the general negative performance of the credit sector (including as a result of inflation or higher interest rates), actual or perceived instability in the U.S banking system, or market volatility (including as a result of the ongoing hostilities between Russia and Ukraine and other armed conflicts globally) could cause our shareholders to seek the repurchase of their shares pursuant to our share repurchase program at a time when such events are adversely affecting the performance of our assets. Even if we decide to satisfy all resulting repurchase requests, our cash flow and liquidity could be materially adversely affected and we may incur additional leverage. In addition, if we determine to sell assets to satisfy repurchase requests, we may not be able to realize the return on such assets that we may have been able to achieve had we sold at a more favorable time, and our results of operations and financial condition could be materially adversely affected.

R I C Corporate Task Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We will be subject to corporate-level income tax if we are unable to maintain our qualification as a RIC under Subchapter M of the Code or if we make investments through taxable subsidiaries.

     To maintain RIC tax treatment under the Code, we must meet the following minimum annual distribution, income source, and asset diversification requirements.

     The minimum annual distribution requirement for a RIC will be satisfied if we distribute dividends for U.S. federal income tax purposes to our shareholders each taxable year an amount generally at least equal to 90% of the sum of our net ordinary taxable income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. In addition, a RIC may, in certain cases, satisfy the 90% distribution requirement by distributing dividends relating to a taxable year after the close of such taxable year under the “spillover dividend” provisions of Subchapter M of the Code. Upon satisfying this requirement, we would be taxed on any retained income and/or gains, including any short-term capital gains or long-term capital gains. We must also satisfy an additional annual distribution requirement in respect of each calendar year in order to avoid the imposition of a 4% excise tax on the amount of any under-distribution. Because we may use debt financing, we are subject to (i) an asset coverage ratio requirement under the 1940 Act and may, in the future, be subject to (ii) certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirements. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment, or could be required to retain a portion of our income or gains, and thus become subject to corporate-level income or excise tax.

     The income source requirement will be satisfied if we obtain at least 90% of our gross income each taxable year from dividends, interest, gains from the sale of stock or securities or other income derived from the business of investing in stock or securities.

     The asset diversification requirement will be satisfied if we meet certain asset diversification requirements at the end of each quarter of our taxable year, which may be more difficult to achieve as we liquidate our portfolio. To satisfy this requirement, at least 50% of the value of our assets must consist of cash, cash equivalents (including receivables), U.S. government securities, securities of other RICs and other acceptable securities; and no more than 25% of the value of our assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled (as determined under applicable Code rules) by us and that are engaged in the same or similar or related trades or businesses, or of certain “qualified publicly-traded partnerships.” Failure to meet these requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

     If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to corporate-level income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on us, the NAV of our Common Shares and the total return, if any, earned from an investment in our Common Shares.

Taxable Subsidiaries Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may invest in certain debt and equity investments through taxable subsidiaries and the net taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes.

     We may invest in certain debt instruments and equity securities through taxable subsidiaries, and the taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes. A “subsidiary” for these purposes means an entity that engages in investment activities in securities or other assets that are primarily controlled by the Fund. The Fund will comply with the 1940 Act provisions governing capital structure and leverage (Section 18 as modified by Section 61) on an aggregate basis with respect to any subsidiaries so that the Fund will treat the debt of the subsidiaries as its own for purposes of Section 18, as modified by Section 61, of the 1940 Act. A subsidiary will comply with the 1940 Act provisions related to affiliated transactions and custody (Section 17 as modified by Section 57).

     We may invest in certain foreign debt instruments and equity securities which could be subject to foreign taxes (such as income tax, withholding and value added taxes).

Payment Of Required Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.

     For federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, since we will likely hold debt instruments that are treated under applicable tax rules as having OID (such as debt instruments with PIK interest provisions, secondary market purchase of debt securities at discount to par (including certain Secondary Investments), interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), each taxable year we must include a portion of the OID that accrues over the life of the obligation in our taxable income, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in our taxable income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of a loan or are paid in non-cash compensation such as warrants or stock. Furthermore, we may invest in non-U.S. corporations (or other non-U.S. entities treated as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury regulations as “passive foreign investment companies” and/ or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to ensure that U.S. taxpayers are either, in effect, subject to tax currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition. In certain circumstances this could require us to recognize income where we do not receive a corresponding payment in cash.

     We anticipate that a portion of our income may constitute OID or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discount with respect to debt securities acquired in the secondary market and include such amounts in our taxable income in the current taxable year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expense for tax purposes. Because any OID or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the annual distribution requirement, even if we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to obtain and maintain RIC tax treatment under the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital, make a partial share distribution or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, and choose not to make a qualifying share distribution, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax. The resulting corporate-level taxes could substantially reduce our net assets, the amount of income available for distribution, as well as the amount of our distributions and, as such, could have a material adverse effect on us, the NAV of our Common Shares and the total return, if any, earned from an investment in our Common Shares.

Special Tax Issue Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Portfolio investments held by us may present special tax issues.

     Investments in below-investment grade debt instruments and certain equity securities may present special tax issues for us. U.S. federal income tax rules are not entirely clear about issues such as when a taxpayer may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless debt in equity securities, how payments received on obligations in default should be allocated between principal and interest income, as well as whether exchanges of debt instruments in a bankruptcy or workout context are taxable. Such matters could cause us to recognize taxable income for U.S. federal income tax purposes, even in the absence of cash or economic gain, and require us to make taxable distributions to our shareholders in connection with maintaining our RIC tax status or precluding the imposition of either U.S. federal corporate income or excise taxation. Additionally, because such taxable income may not be matched by corresponding cash received by us, we may be required to borrow money or dispose of other investments to be able to make distributions to our shareholders.

Changes In Regulation Relating To Investors Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Legislative or regulatory tax changes could adversely affect investors.

     At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any of those new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of us or our shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our Common Shares or the value or the resale potential of our investments.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Managing Director
Entity Address, Address Line Two	Guggenheim Private Investments, LLC
Entity Address, Address Line Three	330 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Contact Personnel Name	Mark E. Mathiasen
Class S [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%	[2],[3]
Interest Expenses on Borrowings [Percent]	7.94%	[2],[4]
Incentive Fees [Percent]		[2],[5]
Loan Servicing Fees [Percent]	0.85%	[2],[6]
Acquired Fund Fees and Expenses [Percent]	0.00%	[2],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.02%	[2],[8]
Total Annual Expenses [Percent]	11.06%	[2]
Expense Example, Year 01	$ 107
Expense Example, Years 1 to 3	298
Expense Example, Years 1 to 5	467
Expense Example, Years 1 to 10	$ 810
Other Expenses, Note [Text Block]	2.00%	[9]
Class D [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%	[2],[3]
Interest Expenses on Borrowings [Percent]	7.94%	[2],[4]
Incentive Fees [Percent]		[2],[5]
Loan Servicing Fees [Percent]	0.25%	[2],[6]
Acquired Fund Fees and Expenses [Percent]	0.00%	[2],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.02%	[2],[8]
Total Annual Expenses [Percent]	10.46%	[2]
Expense Example, Year 01	$ 102
Expense Example, Years 1 to 3	284
Expense Example, Years 1 to 5	448
Expense Example, Years 1 to 10	$ 786
Other Expenses, Note [Text Block]	2.00%	[9]
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%	[2],[3]
Interest Expenses on Borrowings [Percent]	7.94%	[2],[4]
Incentive Fees [Percent]		[2],[5]
Loan Servicing Fees [Percent]		[2],[6]
Acquired Fund Fees and Expenses [Percent]	0.00%	[2],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.02%	[2],[8]
Total Annual Expenses [Percent]	10.21%	[2]
Expense Example, Year 01	$ 99
Expense Example, Years 1 to 3	278
Expense Example, Years 1 to 5	440
Expense Example, Years 1 to 10	$ 776
Other Expenses, Note [Text Block]	2.00%	[9]

[1]	No upfront sales load will be paid with respect to Class S shares, Class D shares or Class I shares, however, if you buy Class S shares or Class D shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 1.5% cap on NAV for Class D shares and 3.5% cap on NAV for Class S shares. Pursuant to separate agreements with such financial intermediaries, during the first six months following the date on which the Fund breaks escrow for this offering (i.e., the “Waiver Period”), the Adviser will bear the cost of any transaction or other fees, including upfront fees or brokerage commissions, that such financial intermediaries may charge you when purchasing our Common Shares. Selling agents will not charge such fees on Class I shares. Please consult your selling agent for additional information.
[2]	The average net assets employed as the denominator for expense ratio computation is $500 million.
[3]	The base management fee paid to our Adviser is calculated at an annual rate of 1.25% on of the value of our net assets as of the beginning of the first calendar day of the applicable month. The Adviser has agreed to waive its management fee during the Waiver Period, which is the six month period following the date on which the Fund breaks escrow for this offering. The longer an investor holds shares of our common stock during this period, the longer such investor will receive the benefit of the Waiver Period. The effect of this waiver is not reflected in the table above. The fees waived during the Waiver Period will not be subject to recoupment by the Adviser.
[4]	We may borrow funds to make investments, including before we have fully invested the proceeds of this continuous offering. To the extent that we determine it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The figure in the table assumes that we borrow for investment purposes an amount equal to 125% of our weighted average net assets, and that the average annual cost of borrowings, including the amortization of cost associated with obtaining borrowings and unused commitment fees, on the amount borrowed is currently estimated to be 6.35%. Our ability to incur leverage depends, in large part, on the availability of financing in the market.
[5]

We may have capital gains and investment income that could result in the payment of an incentive fee in the first year of investment operations. The incentive fees, if any, are divided into two parts:

The first part of the incentive fee is based on income, whereby we will pay the Adviser quarterly in arrears 12.5% of our Pre-Incentive Fee Net Investment Income Returns (as defined below) for each calendar quarter subject to a 5.0% annualized hurdle rate, with a catch-up.

The second part of the incentive fee is based on realized capital gains, whereby we will pay the Adviser at the end of each calendar year in arrears 12.5% of cumulative realized capital gains from inception through the end of such calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid incentive fee on capital gains.

[6]	Subject to FINRA limitations on underwriting compensation, we will also pay the following shareholder servicing and/or distribution fees to the Intermediary Manager: (a) for Class S shares, a shareholder servicing and/or distribution fee equal to 0.85% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class S shares and (b) for Class D shares only, a shareholder servicing and/or distribution fee equal to 0.25% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class D shares, in each case, payable monthly. The distribution and servicing expenses borne by the participating brokers may be different from and substantially less than the amount of shareholder servicing and/or distribution fees charged. All or a portion of the shareholder servicing and/ or distribution fee may be used to pay for sub-transfer agency, sub-accounting and certain other administrative services. The Fund also may pay for these sub-transfer agency, sub-accounting and certain other administrative services outside of the shareholder servicing and/or distribution fees and its Distribution and Servicing Plan. No shareholder servicing and/ or distribution fees will be paid with respect to the Class I shares. The total amount that will be paid over time for other underwriting compensation depends on the average length of time for which shares remain outstanding, the term over which such amount is measured and the performance of our investments. We will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of Class I shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering. In addition, consistent with the anticipated exemptive relief allowing us to offer multiple classes of shares, at the end of the month in which the Intermediary Manager in conjunction with the transfer agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to the shares held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such shares (or a lower limit as determined by the Intermediary Manager or the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares in such shareholder’s account. Compensation paid with respect to the shares in a shareholder’s account will be allocated among each share such that the compensation paid with respect to each individual share will not exceed 10% of the offering price of such share. We may modify this requirement in a manner that is consistent with applicable exemptive relief. There is no assurance that such exemptive relief will be granted by the SEC. At the end of such month, the Class S shares or Class D shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares), with an equivalent aggregate NAV as such Class S or Class D shares. See “Plan of Distribution” and “Use of Proceeds.” The total underwriting compensation and total organization and offering expenses will not exceed 10% and 15%, respectively, of the gross proceeds from this offering.
[7]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. The Fund may invest in BDCs or registered investment companies advised by the Adviser. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund.
[8]	“Other expenses” include accounting, legal and auditing fees, reimbursement of expenses to our Administrator, organization and offering expenses and fees payable to our Trustees. Other expenses represent the estimated annual other expenses of the Fund based on other expenses for the fiscal year ending December 31, 2026.
[9]	Under our share repurchase program, to the extent we offer to repurchase Common Shares in any particular quarter, we expect to repurchase Common Shares at a price equal to the NAV per share, except that Common Shares that have not been outstanding for at least one year will be subject to the Early Repurchase Deduction. The one-year holding period will be satisfied if at least one year has elapsed from (a) the issuance date of the applicable Common Shares to (b) the subscription date immediately following the Valuation Date used in the repurchase of such Common Shares. The Early Repurchase Deduction may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder; in the event that a shareholder’s Common Shares are repurchased because the shareholder has failed to maintain the $500 minimum account balance; and due to trade or operational error. In addition, the Fund’s Common Shares are sold to certain feeder vehicles primarily created to hold the Fund’s Common Shares that in turn offer interests in such feeder vehicles to non-U.S. persons. For such feeder vehicles and similar arrangements in certain markets, the Fund will not apply the Early Repurchase Deduction to the feeder vehicles or underlying investors, often because of administrative or systems limitations. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.